ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
Unaudited		August 31, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 63.8%
CONSUMER DISCRETIONARY 8.7%
Auto Components 0.1%
Aisin Seiki (JPY)	13,600	514
GKN (GBP)	87,343	648
Koito Manufacturing (JPY) (1)	45,000	510
Strattec Security (2)	2,200	105
TRW Automotive (2)	5,600	171
		1,948
Automobiles 0.6%
Bayerische Motoren Werke (EUR) (1)	25,433	1,555
GM (1)	48,200	1,482
Harley-Davidson	55,800	3,001
Honda (JPY)	24,900	821
Piaggio & C S.p.A. (EUR) (1)	91,800	404
Toyota Motor (JPY)	35,200	2,041
Winnebago	300	8
		9,312
Distributors 0.1%
Jardine Cycle & Carriage (SGD)	26,000	267
Keystone Automotive (2)	2,200	103
Pacific Brands (AUD)	161,360	443
		813
Diversified Consumer Services 0.3%
Apollo Group, Class A (2)	8,400	493
Bright Horizons Family Solutions (2)	4,000	159
Corinthian Colleges (2)	18,300	257
H&R Block (1)	155,500	3,085
Matthews International, Class A	10,700	462
		4,456
Hotels, Restaurants & Leisure 1.1%
Applebee's	8,337	207
BJ's Restaurants (2)	6,200	140
CEC Entertainment (2)	3,800	117
International Game Technology	127,300	4,859
Marriott, Class A	73,200	3,252
McDonald's	17,600	867
MGM Mirage (1)(2)	17,700	1,486
Mitchells & Butlers (GBP)	33,902	488
Panera Bread, Class A (2)	4,500	197
PF Chang's China Bistro (2)	3,100	105
Red Robin Gourmet Burgers (2)	6,300	242
Ruby Tuesday	3,600	80
Sonic (2)	14,625	319
The Cheesecake Factory (2)	9,950	248
Wynn Resorts (1)	28,800	3,563
		16,170
Household Durables 0.8%
Alpine Electronics (JPY)	11,800	190
Fortune Brands	31,100	2,584
Harman International	14,600	1,656
Jarden (2)	5,300	174
Meritage (2)	7,600	138
Newell Rubbermaid	86,600	2,233
Persimmon (GBP)	24,231	569
Sony (JPY)	26,500	1,268
Sony, ADR	47,900	2,289
Standard Pacific	12,500	125
TomTom (EUR) (1)(2)	10,726	701
		11,927
Internet & Catalog Retail 0.7%
Amazon.com (1)(2)	106,500	8,510
Liberty Media Interactive, Class A (2)	83,400	1,582
priceline.com (2)	4,700	390
		10,482
Leisure Equipment & Products 0.1%
Brunswick	6,800	171
MarineMax (2)	5,000	92
Nikon (JPY) (1)	40,400	1,265
Polaris Industries	600	29
Pool	6,337	207
		1,764
Media 2.1%
Aegis Group (GBP)	221,352	588
Belo, Class A	7,400	128
Cablevision Systems, Class A (2)	97,900	3,285
CBS, Class B	39,000	1,229
Comcast, Class A (2)	54,500	1,422
Discovery Holding, Series A (2)	100,300	2,520
EchoStar Communications, Class A (2)	52,200	2,209
Entercom Communications	3,400	72
Grupo Prisa (EUR) (1)	35,000	751
Grupo Televisa S.A.B. de C.V., ADR	38,300	998
Informa (GBP)	39,323	455
Liberty Media Capital, Class A (2)	27,200	2,965
McGraw-Hill	2,700	136
New York Times, Class A (1)	116,300	2,556
Omnicom	42,900	2,185
Publicis (EUR) (1)	15,563	674
SanomaWSOY (EUR) (1)	20,109	614
Scholastic (2)	11,200	382
Shaw Communications, Class B	32,700	760
Television Broadcasts (HKD)	58,000	357
Time Warner	192,100	3,646
Viacom, Class B (2)	59,971	2,366
WPP Group, ADR (1)	1,100	78
WPP Group (GBP)	29,398	419
Young Broadcasting (2)	1,800	4
		30,799
Multiline Retail 1.1%
Big Lots (2)	4,500	134
Harvey Norman Holdings (AUD)	164,402	714
Kohl's (2)	144,700	8,581
Lotte Shopping, GDR (3)	12,700	235
PPR (EUR)	5,641	978
Target	85,200	5,617
		16,259
Specialty Retail 1.4%
AC Moore Arts & Crafts (2)	2,500	47
AnnTaylor Stores (2)	12,700	398
Aoyama Trading (JPY)	5,200	140
Bed Bath & Beyond (2)	144,200	4,995
Borders Group	14,800	222
Christopher & Banks	7,100	86
Cost Plus (2)	3,300	13
DSG International (GBP)	118,038	370
Esprit Holdings (HKD)	49,700	732
Hibbett Sports (2)	7,500	187
Home Depot	202,250	7,748
Hot Topic (2)	14,200	119
Inditex (EUR)	10,100	595
J Crew Group (2)	1,300	65
Monro Muffler Brake	6,800	256
RadioShack (1)	32,100	763
The Finish Line, Class A	2,100	12
TJX	124,800	3,805
Tween Brands (2)	8,100	239
Zale (2)	8,800	198
Zumiez (2)	7,100	344
		21,334
Textiles, Apparel & Luxury Goods 0.3%
Adidas (EUR)	12,395	731
Benetton Group (EUR)	60,602	929
Coach (2)	70,800	3,153
Lululemon Athletica (2)	1,600	54
Under Armour (2)	1,900	124
Warnaco Group (2)	6,000	209
		5,200

Total Consumer Discretionary		130,464

CONSUMER STAPLES 3.9%

Beverages 1.1%
Anheuser-Busch	82,200	4,061
Cia Cervecerias Unidas, ADR	9,600	348
Coca-Cola	72,500	3,899
Coca-Cola Enterprises	69,200	1,648
Heineken (EUR) (1)	17,200	1,097
Lion Nathan (AUD)	57,710	432
PepsiCo	38,610	2,627
Pernod-Ricard (EUR) (1)	8,563	1,807
Takara Holdings (JPY)	62,000	357
		16,276
Food & Staples Retailing 1.2%
Casey's General Stores	11,500	326
CVS Caremark	220,431	8,337
Pantry (2)	6,000	200
Seven & I (JPY)	22,040	592
Sysco	18,900	631
Tesco (GBP)	256,269	2,207
Wal-Mart	136,700	5,964
		18,257
Food Products 0.9%
Associated British Foods (GBP)	56,795	994
General Mills	52,800	2,950
Goodman Fielder (AUD)	262,600	557
Hershey Foods	13,400	623
Kraft Foods, Class A	48,400	1,552
Nestle (CHF)	9,090	3,976
Sara Lee	113,300	1,883
Seneca Foods, Class A (2)	3,000	81
Seneca Foods, Class B (2)	600	17
Unilever (GBP)	27,513	868
		13,501
Household Products 0.4%
Procter & Gamble	84,135	5,495
		5,495
Personal Products 0.2%
Avon	74,100	2,545
Kobayashi Pharmaceutical (JPY) (1)	7,600	255
L'Oreal (EUR) (1)	10,139	1,197
		3,997
Tobacco 0.1%
Altria Group	16,300	1,131
		1,131
Total Consumer Staples		58,657
ENERGY 5.8%

Energy Equipment & Services 2.5%
Baker Hughes	103,400	8,671
BJ Services	72,900	1,809
Boart Longyear (AUD) (2)	182,576	330
Exterran Holdings (1)(2)	3,900	302
FMC Technologies (2)	1,700	161
Input/Output (2)	9,800	139
Key Energy Services (2)	2,600	39
Saipem (EUR)	35,280	1,323
Schlumberger	149,800	14,456
Seacor Holdings (2)	7,100	623
Smith International	120,000	8,041
Technip (EUR)	13,035	1,045
TGS Nopec Geophysical (NOK) (1)(2)	29,300	502
Union Drilling (2)	3,100	45
W-H Energy Services (2)	3,500	222
		37,708
Oil, Gas & Consumable Fuels 3.3%
Bill Barrett (2)	10,500	370
BP, ADR	74,458	5,015
BP (GBP)	77,257	867
Concho Resources (2)	6,400	81
ConocoPhillips	13,500	1,106
CONSOL Energy	36,100	1,440
Eni S.p.A. (EUR)	37,934	1,310
EOG Resources	9,500	640
ExxonMobil	101,500	8,702
Forest Oil (2)	12,350	477
Foundation Coal Holdings	9,200	312
Geomet (2)	11,300	67
Marathon Oil	25,400	1,369
Mariner Energy (2)	12,894	270
Murphy Oil	93,400	5,692
Nippon Mining (JPY)	43,500	396
Occidental Petroleum	13,100	743
Royal Dutch Shell, ADR, B Shares	24,719	1,923
Royal Dutch Shell, B Shares (GBP)	32,824	1,278
Spectra Energy	58,900	1,369
StatoilHydro (NOK)	120,400	3,476
Sunoco	4,600	336
Total (EUR)	33,434	2,514
Total, ADR	112,200	8,425
Westmoreland Coal (2)	2,400	50
		48,228

Total Energy		85,936

FINANCIALS 12.7%

Capital Markets 4.2%
Affiliated Managers Group (2)	4,500	510
Ameriprise Financial	72,120	4,400
Bank of New York Mellon	86,900	3,513
Charles Schwab	195,550	3,872
Close Brothers Group (GBP)	27,078	422
Franklin Resources	54,500	7,181
Goldman Sachs	27,100	4,770
Legg Mason	29,300	2,544
Macquarie Bank (AUD)	11,750	707
Merrill Lynch	41,200	3,036
Morgan Stanley	121,000	7,547
Northern Trust	60,600	3,724
Nuveen Investments (1)	48,400	3,010
optionsXpress Holdings	3,800	89
Penson Worldwide (2)	8,700	137
Piper Jaffray Cos (2)	6,000	308
State Street	158,300	9,713
UBS (CHF)	124,697	6,525
		62,008
Commercial Banks 2.8%
Allied Irish Banks (EUR)	50,681	1,301
Australia & New Zealand Banking (AUD)	74,016	1,750
Banco Popolare S.p.A. (EUR) (2)	30,717	769
Banco Santander (EUR)	43,276	794
Bank of Yokohama (JPY)	129,800	924
BNP Paribas (EUR)	15,820	1,676
Boston Private Financial	5,900	160
Cascade Bancorp	7,125	167
Chittenden	10,593	368
Citizens Republic Bancorp	12,700	224
Danske Bank (DKK)	25,200	1,037
DBS Group (SGD)	98,028	1,283
Fifth Third Bancorp (1)	78,600	2,805
First Horizon National (1)	98,300	3,016
Glacier Bancorp	14,100	310
Grupo Financiero Banorte S.A.B. de C.V. (MXN)	143,048	583
HSBC (GBP)	83,900	1,519
Intesa Sanpaolo (EUR)	202,599	1,529
KBC (EUR)	6,893	867
Mitsubishi UFJ Financial (JPY)	77	740
Nordea Bank (SEK)	85,317	1,304
Pinnacle Financial Partners (2)	7,500	215
Preferred Bank	2,250	93
Prosperity Bancshares	8,400	284
Provident Bankshares	8,000	247
Royal Bank of Scotland (GBP)	494,599	5,743
Sandy Spring Bancorp	5,000	157
Seacoast Banking, Class A	6,600	116
Signature Bank (2)	5,300	183
Societe Generale, Class A (EUR) (1)	7,590	1,229
Standard Chartered (GBP)	36,785	1,138
Sumitomo Trust & Banking (JPY)	202,000	1,670
Svenska Handelsbanken, Class A (SEK) (1)	34,339	957
Swedbank (SEK) (1)	18,400	604
Texas Capital Bancshares (2)	6,100	133
U.S. Bancorp	57,900	1,873
United Community Banks	4,900	119
Valley National Bancorp (1)	12,353	280
Wells Fargo	77,400	2,828
WestAmerica	8,700	422
Western Alliance Bancorp (2)	3,400	91
		41,508
Consumer Finance 0.8%
Advanta, Class B	7,550	198
American Express	130,400	7,644
Capital One Financial (1)	9,900	640
Discover Financial (2)	88,950	2,058
Public Financial Holdings (HKD)	502,000	332
SLM Corporation	14,200	714
		11,586
Diversified Financial Services 1.2%
Babcock & Brown (AUD)	34,021	661
Bank of America	49,600	2,514
Citigroup	189,077	8,864
CME Group (1)	2,900	1,609
ING Groep, GDS (EUR)	19,600	791
IntercontinentalExchange (2)	4,900	715
JPMorgan Chase	55,200	2,457
MarketAxess Holdings (2)	6,800	118
		17,729
Insurance 2.9%
Allianz SE (EUR)	4,885	1,049
American International Group	137,189	9,055
Assured Guaranty	10,600	276
Aviva (GBP)	85,885	1,229
AXA (EUR)	52,516	2,113
Berkshire Hathaway, Class A (2)	16	1,894
Employers Holdings	2,900	54
Genworth Financial, Class A	123,000	3,565
Hartford Financial Services	50,100	4,454
Infinity Property & Casualty	8,200	340
Lincoln National	37,200	2,265
Markel (2)	800	381
Marsh & McLennan (1)	207,500	5,530
Milano Assicurazioni (EUR) (1)	61,274	488
Munich Re (EUR)	5,273	912
National Financial Partners	2,100	103
Prudential Financial	50,300	4,516
QBE Insurance (AUD)	37,993	1,086
Selective Insurance	6,600	139
Suncorp-Metway (AUD)	62,100	1,018
T&D Holdings (JPY)	10,100	588
Unipol Gruppo Finanziario (EUR)	152,100	519
Willis Group Holdings	29,800	1,159
XL Capital	14,400	1,097
		43,830
Real Estate Investment Trusts (REITs) 0.1%
Centro Shopping America, REIT (AUD)	449,873	402
DiamondRock Hospitality, REIT	4,400	79
EastGroup Properties, REIT	6,800	288
Equity Lifestyle Properties, REIT	2,300	112
Essex Property Trust, REIT	900	106
LaSalle Hotel Properties, REIT	3,100	129
Mirvac Group (AUD)	85,658	376
Parkway Properties, REIT	3,000	139
PS Business Parks, REIT	3,500	198
Washington SBI, REIT	6,100	200
		2,029
Real Estate Management & Development 0.4%
China Overseas Land & Investment (HKD) (1)	580,000	1,215
China Overseas Land & Investment, Warrants, 8/27/08 (HKD) (2)	43,833	27
Deutsche Euroshop (EUR)	15,214	531
Goldcrest Company (JPY)	7,580	344
St. Joe (1)	103,000	3,257
		5,374
Thrifts & Mortgage Finance 0.3%
Atrium (JPY)	19,200	549
Bradford Bingley (GBP)	57,418	441
Countrywide Financial (1)	146,700	2,912
First Niagara Financial	24,100	340
Hypo Real Estate Holding (EUR) (1)	14,337	790
NewAlliance Bancshares	13,500	201
		5,233

Total Financials		189,297

HEALTH CARE 8.4%

Biotechnology 1.5%
Acadia Pharmaceuticals (2)	3,800	55
Alexion Pharmaceutical (2)	3,100	187
Alkermes (2)	6,900	116
Altus Pharmaceuticals (2)	3,300	35
Amgen (2)	56,400	2,826
Amicus Therapeutics (2)	700	8
Amylin Pharmaceuticals (2)	3,300	162
Celgene (1)(2)	64,500	4,142
Cephalon (2)	2,624	197
CSL (AUD)	17,383	1,393
Cubist Pharmaceuticals (2)	7,000	160
Cytokinetics (2)	500	2
deCode genetics (2)	4,900	19
Genentech (2)	77,300	5,783
Gilead Sciences (2)	169,200	6,154
Incyte (2)	12,800	75
InterMune (2)	7,300	144
Martek Biosciences (2)	6,200	168
Myriad Genetics (2)	8,100	356
Neurocrine Biosciences (2)	3,600	36
ONYX Pharmaceuticals (2)	3,100	123
Rigel Pharmaceuticals (2)	5,300	49
Senomyx (2)	4,500	60
Tercica (2)	3,700	24
Theravance (2)	2,200	69
Trimeris (2)	2,500	19
Vertex Pharmaceuticals (2)	7,336	286
		22,648
Health Care Equipment & Supplies 2.0%
Alcon	17,100	2,313
Analogic	3,200	221
Angiodynamics (2)	2,000	39
Baxter International	15,800	865
Boston Scientific (2)	301,300	3,866
Covidien (2)	63,800	2,541
DJO (2)	5,700	277
Edwards Lifesciences (2)	4,400	213
Elekta (SEK) (1)	35,852	550
EV3 (2)	3,500	54
Greatbatch (2)	700	21
Home Diagnostics (2)	1,500	15
Integra LifeSciences (2)	9,600	466
Masimo (2)	900	19
Medtronic	164,000	8,666
Micrus Endovascular (2)	1,900	45
Northstar Neuroscience (2)	2,500	28
NuVasive (2)	4,200	134
NxStage Medical (2)	5,500	68
ResMed (2)	11,800	480
St. Jude Medical (2)	84,500	3,682
Stereotaxis (2)	6,400	85
Steris	7,400	208
Stryker	50,300	3,360
Terumo (JPY)	14,200	668
Thoratec (2)	11,200	231
TomoTherapy (2)	1,900	45
Wright Medical Group (2)	8,300	217
		29,377
Health Care Providers & Services 2.2%
Aetna	88,000	4,480
AMERIGROUP (2)	6,800	215
Animal Health International (2)	4,200	48
Cardinal Health	64,600	4,417
Centene (2)	9,400	190
CIGNA	32,400	1,674
Express Scripts (2)	50,800	2,781
Health Management (1)	241,100	1,642
HealthExtras (2)	8,200	231
Henry Schein (2)	7,700	448
Humana (2)	27,700	1,775
Laboratory Corporation of America (2)	22,000	1,709
LifePoint Hospitals (2)	9,700	273
Medco (2)	39,900	3,409
Nighthawk Radiology (2)	4,300	94
Skilled Healthcare, Class A (2)	4,100	60
Sunrise Senior Living (2)	21,500	770
UnitedHealth Group	65,300	3,266
WellPoint (2)	67,500	5,440
		32,922
Health Care Technology 0.0%
Allscripts Healthcare (2)	5,800	131
Vital Images (2)	5,300	98
		229
Life Sciences Tools & Services 0.1%
Exelixis (2)	7,500	85
Nektar Therapeutics (2)	1,800	15
Thermo Fisher Scientific (2)	15,200	824
		924
Pharmaceuticals 2.6%
Alexza Pharmaceuticals (2)	1,700	14
Allergan	44,200	2,652
BioMimetic Therapeutics (2)	1,100	17
Cadence Pharmaceuticals (2)	1,600	23
Eisai (JPY) (1)	9,400	391
Eli Lilly	30,900	1,772
GlaxoSmithKline (GBP)	23,847	622
GlaxoSmithKline, ADR	21,200	1,107
Inspire Pharmaceuticals (2)	9,800	54
Johnson & Johnson	66,200	4,090
Medicines Company (2)	4,400	73
Medicis Pharmaceutical, Class A	9,300	284
Merck	103,000	5,168
Novartis (CHF)	47,477	2,505
Noven Pharmaceuticals (2)	7,300	111
Pfizer	111,900	2,780
Roche Holding - Genusscheine (CHF)	20,026	3,490
Sanofi-Aventis (EUR) (1)	24,254	1,988
Schering-Plough (1)	172,100	5,166
Takeda Pharmaceutical (JPY)	13,400	923
Wyeth	110,400	5,112
Xenoport (2)	4,200	174
		38,516

Total Health Care		124,616
INDUSTRIALS & BUSINESS SERVICES 7.3%

Aerospace & Defense 1.0%
American Science Engineering	1,200	87
Argon ST (2)	3,100	56
Finmeccanica S.p.A. (EUR)	34,680	1,020
General Dynamics	65,300	5,130
Lockheed Martin	1,500	149
Moog, Class A (2)	7,500	319
Raytheon	39,900	2,447
Rockwell Collins	22,200	1,529
Rolls-Royce (GBP) (2)	74,581	770
Teledyne Technologies (2)	11,500	574
United Technologies	29,200	2,179
		14,260
Air Freight & Logistics 0.2%
Expeditors International of Washington (1)	36,500	1,612
Pacer International	2,000	43
Panalpina Welttransport Holding (CHF)	5,066	903
UTi Worldwide	8,100	180
Yusen Air & Sea Service (JPY) (1)	15,000	312
		3,050
Airlines 0.4%
AirTran (2)	11,800	124
All Nippon Airways (JPY)	102,000	408
British Airways (GBP) (2)	42,722	367
Frontier Airlines Holdings (2)	5,800	34
Gol Linhas Aereas Intel, ADR (1)	20,000	439
Southwest Airlines	256,000	3,868
UAL (1)(2)	12	1
		5,241
Building Products 0.1%
American Woodmark	4,700	142
Builders FirstSource (2)	5,700	75
Gibraltar Industries	4,100	82
JS Group (JPY)	16,900	336
Nichias (JPY)	42,000	441
Simpson Manufacturing	3,800	125
Universal Forest Products	4,900	183
		1,384
Commercial Services & Supplies 0.4%
American Reprographics (2)	9,400	230
Angelica	5,600	114
G & K Services, Class A	7,400	308
Kforce (2)	10,300	157
LECG (2)	9,600	147
Multi-Color	3,300	122
Nissha Printing (JPY)	13,300	370
Pike Electric (2)	4,500	85
Resources Connection	11,200	336
Ritchie Bros Auctioneers	5,400	349
Waste Connections (2)	11,700	356
Waste Management	70,100	2,641
		5,215
Construction & Engineering 0.3%
Acciona (EUR) (1)	7,404	1,859
Carillion (GBP)	22,300	181
Foster Wheeler (2)	23,900	2,831
Insituform Technologies (2)	4,200	69
Quanta Services (2)	4,892	138
		5,078
Electrical Equipment 0.2%
ABB (CHF)	23,000	568
Baldor Electric	13,900	579
Belden	9,600	467
Franklin Electric	400	17
Mitsubishi Electric (JPY)	81,000	961
Smith AO	13,700	660
Woodward Governor	2,100	123
		3,375
Industrial Conglomerates 2.5%
3M	39,900	3,630
DCC (EUR)	40,555	1,075
GE	642,700	24,982
Hutchison Whampoa (HKD)	78,500	782
McDermott International (2)	21,000	2,016
Orkla (NOK) (1)	68,500	1,119
Sembcorp (SGD)	289,880	1,076
Tomkins (GBP)	81,182	392
Tyco International (2)	41,800	1,846
		36,918
Machinery 1.7%
3-D Systems (2)	5,600	112
Accuride (2)	1,600	21
Actuant, Class A	7,840	478
Atlas Copco, A Shares (SEK)	45,300	754
Atlas Copco, B Shares (SEK)	14,300	227
Cargotec (EUR)	19,560	954
Cascade	1,900	140
Caterpillar	9,200	697
Danaher	128,300	9,964
Deere	6,700	912
ESCO Technologies (2)	10,300	339
Fanuc (JPY)	7,800	761
Graco	7,500	303
Greenbrier Companies	800	24
Harsco	14,400	801
IDEX	4,950	190
Illinois Tool Works (1)	110,300	6,416
Joy Global	400	17
Lindsay	1,700	69
NSK (JPY)	59,000	508
RBC Bearings (2)	7,800	277
Toro	10,900	645
Toshiba Machine (JPY)	42,000	313
Volvo, B Shares (SEK)	54,300	940
		25,862
Marine 0.0%
Nippon Yusen (JPY) (1)	64,000	638
		638
Road & Rail 0.3%
Arriva (GBP)	30,501	467
Heartland Express	4,433	69
Knight Transportation	19,575	360
Norfolk Southern	62,300	3,191
Ryder System	1,900	104
		4,191
Trading Companies & Distributors 0.2%
Applied Industrial Technologies	16,200	518
Electro Rent	5,100	74
H&E Equipment Services (2)	13,600	280
Interline Brands (2)	8,400	204
Mitsui (JPY)	54,000	1,139
NuCo2 (2)	6,200	163
Sumitomo (JPY)	44,700	783
Transdigm Group (2)	2,300	93
		3,254
Transportation Infrastructure 0.0%
BBA Aviation (GBP)	89,000	434
		434

Total Industrials & Business Services		108,900

INFORMATION TECHNOLOGY 11.3%

Communications Equipment 2.4%
Acme Packet (2)	1,100	16
ADTRAN	8,100	216
Alcatel-Lucent, ADR	113,900	1,247
Cisco Systems (2)	289,600	9,244
Corning	86,500	2,021
Ericsson (SEK)	676,400	2,525
Finisar (2)	64,000	242
IXIA (2)	8,000	73
Juniper Networks (2)	235,900	7,766
Nokia (EUR)	69,507	2,292
Nokia, ADR	212,800	6,997
Optium (2)	2,100	17
QUALCOMM	72,800	2,904
Tekelec (2)	2,900	36
		35,596
Computers & Peripherals 1.8%
Acer (TWD)	231,582	408
Apple (2)	57,000	7,893
Dell (2)	243,600	6,882
EMC (2)	167,000	3,283
Emulex (2)	7,800	152
Hewlett-Packard	34,800	1,717
IBM (1)	30,500	3,559
Intermec (2)	3,000	74
Komag (2)	3,000	97
Neoware (2)	3,600	58
Network Appliance (2)	39,100	1,089
Palm (2)	23,000	345
Synaptics (2)	3,000	130
Wacom (JPY) (1)	107	215
Xyratex (2)	9,200	192
		26,094
Electronic Equipment & Instruments 0.3%
Cogent (2)	2,300	33
DTS (2)	4,700	123
Hamamatsu Photonics (JPY)	25,800	790
HOYA (JPY)	7,700	267
IPG Photonics (2)	2,400	44
KEMET (2)	7,500	52
Littelfuse (2)	6,000	200
Measurement Specialties (2)	1,000	24
MTS Systems	6,900	291
National Instruments	4,900	155
Newport (2)	6,200	86
Orbotech (2)	6,000	130
Plexus (2)	2,500	59
Scansource (2)	1,000	28
Star Micronics (JPY)	22,800	667
Tyco Electronics (2)	47,400	1,653
Venture (SGD)	22,000	227
		4,829
Internet Software & Services 1.2%
Ariba (2)	18,800	165
Bankrate (2)	4,700	184
CNET Networks (2)	21,400	157
Dealertrack (2)	4,100	157
Digital River (2)	5,900	273
eBay (2)	116,200	3,962
Google, Class A (2)	20,600	10,614
Monster Worldwide (2)	47,300	1,618
The Knot (2)	5,200	109
Visual Sciences (1)(2)	3,300	61
Websense (2)	6,300	130
		17,430
IT Services 0.9%
Accenture, Class A	40,600	1,673
Automatic Data Processing	114,900	5,255
EnerNOC (2)	700	25
First Data	53,900	1,791
Global Payments	9,100	359
Heartland Payment Systems	3,800	113
Logica (GBP)	103,754	343
Mastercard, Class A (1)	2,100	288
MPS Group (2)	19,600	270
NS Solutions (JPY)	11,000	309
Ordina (EUR) (1)	28,563	581
Paychex	12,000	533
RightNow Technologies (2)	10,600	155
Western Union	94,900	1,787
		13,482
Office Electronics 0.1%
Canon (JPY)	27,400	1,567
Neopost (EUR)	3,147	482
		2,049
Semiconductor & Semiconductor Equipment 2.5%
Advanced Analogic Technologies (2)	11,200	102
Analog Devices	138,000	5,089
Applied Materials	26,800	572
ASML (EUR) (2)	56,000	1,667
ASML, ADS (1)(2)	75,900	2,252
Atheros Communications (2)	5,400	162
ATMI (2)	2,600	78
Broadcom, Class A (2)	7,300	252
Brooks-Pri Automation (2)	6,615	94
Cabot Microelectronics (2)	2,800	117
Conexant Systems (2)	101,600	114
Cymer (2)	4,800	190
Diodes (2)	10,650	323
Entegris (2)	25,685	242
Exar (2)	8,600	115
FEI (2)	9,800	275
Formfactor (2)	3,000	136
Intel	309,500	7,970
Lattice Semiconductor (2)	16,200	81
Marvell Technology Group (2)	218,600	3,622
Mattson Technology (2)	9,300	98
Maxim Integrated Products	96,500	2,896
MKS Instruments (2)	3,600	79
Nextest Systems (2)	5,900	66
ON Semiconductor (2)	1,800	21
PDF Solutions (2)	10,100	99
Semitool (2)	8,500	82
Semtech (2)	14,600	260
Silicon Laboratories (2)	7,500	277
Standard Microsystems (2)	8,000	288
Texas Instruments	155,900	5,338
Tokyo Electron (JPY)	10,300	737
Veeco (2)	2,100	37
Virage Logic (2)	3,100	21
Volterra Semiconductor (2)	5,400	59
Xilinx (1)	137,500	3,516
Zarlink Semiconductor (2)	27,500	42
		37,369
Software 2.1%
Adobe Systems (2)	60,500	2,586
Autodesk (2)	65,300	3,025
Bottomline Technologies (2)	6,400	84
Catapult Communications (2)	3,900	27
DemandTec (2)	4,100	39
Electronic Arts (2)	65,000	3,441
FactSet Research Systems	8,650	518
Intuit (2)	45,900	1,254
Jack Henry & Associates	23,300	611
Microsoft	537,500	15,442
Motive (2)	3,600	9
Oracle (2)	168,300	3,413
Progress Software (2)	6,700	205
Pros Holdings (2)	1,800	24
Quest Software (2)	11,200	163
Red Hat (2)	6,300	123
Salary.com (2)	3,200	39
Sourcefire (2)	3,800	37
SPSS (2)	4,700	192
THQ (2)	10,700	308
Wind River Systems (2)	9,100	96
		31,636

Total Information Technology		168,485

MATERIALS 2.2%

Chemicals 0.8%
Arch Chemicals	9,900	429
Asahi Kasei (JPY)	59,000	444
BASF (EUR)	9,405	1,247
DuPont	78,600	3,832
Ferro	3,400	66
Material Sciences (2)	6,200	67
Mitsubishi Gas Chemical (JPY) (1)	71,000	600
Monsanto	62,600	4,366
Symyx Technologies (2)	4,300	38
Tosoh (JPY)	87,000	535
Wacker Chemie (EUR) (1)	2,000	436
		12,060
Construction Materials 0.1%
Boral (AUD)	64,134	413
CEMEX, Equity Units (MXN)	87,232	283
Holcim (CHF)	9,326	1,012
		1,708
Containers & Packaging 0.0%
Chesapeake Corp.	5,200	51
Smurfit-Stone Container (2)	10,900	115
		166
Metals & Mining 0.8%
Freeport McMoRan Copper Gold	33,300	2,911
Lihir Gold (AUD) (2)	58,920	149
Meridian Gold (2)	14,000	389
Metal Management	5,000	234
Nippon Steel (JPY) (1)	153,000	1,074
Nucor	9,400	497
Rio Tinto (AUD)	27,803	2,123
SSAB Svenskt Stal, Series A (SEK)	63,435	2,159
Teck Cominco, Class B (CAD)	12,200	520
ThyssenKrupp (EUR)	16,681	977
		11,033
Paper & Forest Products 0.5%
Bowater	97,200	1,637
International Paper	112,900	3,964
MeadWestvaco	63,600	2,009
		7,610

Total Materials		32,577
TELECOMMUNICATION SERVICES 2.4%

Diversified Telecommunication Services 0.6%
Aruba Networks (2)	1,800	33
AT&T	49,400	1,970
France Telecom (EUR)	20,200	612
nTelos	3,400	91
Premiere Global Services (2)	7,200	94
Qwest Communications International (1)(2)	100,100	896
Telefonica (EUR)	112,663	2,810
Telenor ASA (NOK)	54,100	999
Telstra (AUD)	157,500	561
Time Warner Telecom, Class A (2)	11,700	257
		8,323
Wireless Telecommunication Services 1.8%
America Movil, ADR	117,200	7,086
American Tower Systems, Class A (2)	141,300	5,598
Bharti Airtel (INR) (2)	29,100	628
Bouygues (EUR) (1)	18,752	1,482
KDDI (JPY)	110	850
MetroPCS Communications (1)(2)	34,200	933
Rogers Communications, Class B	96,800	4,383
SBA Communications (2)	3,500	114
Sprint Nextel	186,000	3,519
Starhub (SGD)	301,840	598
Vodafone, ADR	72,924	2,363
		27,554

Total Telecommunication Services		35,877
UTILITIES 1.1%

Electric Utilities 0.7%
Cleco	6,700	154
Duke Energy	29,600	543
E.ON AG (EUR)	22,548	3,790
El Paso Electric (2)	6,000	134
Empire District Electronics	5,500	126
Entergy	28,600	2,964
Pinnacle West Capital (1)	47,300	1,884
Unisource Energy	9,200	272
		9,867
Gas Utilities 0.1%
Hong Kong & China Gas (HKD)	389,000	897
Osaka Gas (JPY)	238,000	884
SEMCO Energy (2)	5,800	44
Southwest Gas	9,700	281
		2,106
Multi-Utilities 0.3%
AEM S.p.A. (EUR) (1)	157,805	575
Black Hills	3,000	124
Centrica (GBP)	199,300	1,552
NiSource	93,300	1,758
		4,009
Total Utilities		15,982
Total Common Stocks (Cost $722,135)		950,791
PREFERRED STOCKS 0.1%
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius (EUR)	13,510	996
Total Preferred Stocks (Cost $464)		996
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
General Motors (2)	32,500	825
Total Consumer Discretionary		825
FINANCIALS 0.0%
Capital Markets 0.0%
Morgan Stanley (1)	14,200	751
Total Financials		751

Total Convertible Preferred Stocks (Cost $1,430)		1,576
CONVERTIBLE BONDS 0.0%
Newmont Mining, 1.625%, 7/15/17 (3)	228,000	247
Total Convertible Bonds (Cost $228)		247

CORPORATE BONDS 6.0%
3M, 5.70%, 3/15/37	455,000	442
ACE INA Holdings, 5.70%, 2/15/17	480,000	469
ACE INA Holdings, 5.875%, 6/15/14	330,000	332
AGFC Capital Trust I, 6.00%, 1/15/67 (3)	250,000	232
Alabama Power, VR, 5.695%, 8/25/09	240,000	242
Amerada Hess, 7.875%, 10/1/29	185,000	212
America Movil, 6.375%, 3/1/35	540,000	525
American Express, 5.25%, 9/12/11	455,000	454
American General Finance, 5.40%, 12/1/15	500,000	479
Anheuser-Busch Companies, 6.45%, 9/1/37	215,000	221
Apache, 6.00%, 1/15/37	330,000	316
Appalachian Power, 6.375%, 4/1/36	260,000	256
Archstone-Smith Operating Trust, 5.25%, 5/1/15	370,000	358
AT&T, 5.30%, 11/15/10	1,080,000	1,081
AT&T, 5.625%, 6/15/16	1,000,000	987
AT&T, 6.45%, 6/15/34	630,000	632
AT&T Broadband, 8.375%, 3/15/13	650,000	727
AT&T Wireless, 7.875%, 3/1/11	305,000	329
Atmos Energy, 4.00%, 10/15/09	400,000	390
Avalonbay Communities, 6.125%, 11/1/12	310,000	318
Baker Hughes, 6.875%, 1/15/29	450,000	495
Bank of America, 5.75%, 8/15/16	420,000	418
Bank of America, 6.00%, 9/1/17	540,000	547
Bank of America Capital Trust, 5.625%, 3/8/35	675,000	605
Bank One, 5.25%, 1/30/13	1,550,000	1,509
BB&T Capital Trust II, 6.75%, 6/7/36	590,000	607
BG&E, 5.90%, 10/1/16	585,000	582
BHP Finance, 5.40%, 3/29/17	455,000	446
Black Hills, 6.50%, 5/15/13	320,000	324
Boardwalk Pipelines, 5.50%, 2/1/17	100,000	96
Boeing Capital, 6.10%, 3/1/11	500,000	517
Bunge Finance, 5.90%, 4/1/17	660,000	634
Burlington Northern Santa Fe, 5.65%, 5/1/17	396,000	389
Burlington Northern Santa Fe, 6.15%, 5/1/37	656,000	632
Capital One, 6.745%, 2/17/37	850,000	729
Cardinal Health, VR, 5.63%, 10/2/09 (3)	360,000	360
Caterpillar Financial Services, 5.85%, 9/1/17	325,000	326
CE Electric UK Funding, 6.995%, 12/30/07 (3)	310,000	310
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	330,000	316
Centerpoint Energy, 7.25%, 9/1/10	275,000	289
Centex, 5.45%, 8/15/12	400,000	365
Cisco Systems, 5.25%, 2/22/11	455,000	457
CIT Group, 6.00%, 4/1/36	175,000	129
Citigroup, 5.00%, 9/15/14	640,000	615
Citigroup, 5.50%, 8/27/12	435,000	439
Comcast, 5.875%, 2/15/18	440,000	430
ConocoPhillips, 5.90%, 10/15/32	500,000	494
Cooper, 6.10%, 7/1/17	420,000	436
Costco Wholesale, 5.30%, 3/15/12	375,000	378
Countrywide Home Loans, 4.125%, 9/15/09	805,000	724
Cox Communications, 7.125%, 10/1/12	180,000	190
Credit Agricole SA, 6.637%, 5/29/49 (3)	425,000	400
Credit Suisse Guernsey, 5.86%, 5/29/49	450,000	427
CRH America, 6.00%, 9/30/16	485,000	484
CS First Boston, 5.50%, 8/16/11	350,000	353
D.R. Horton, 6.50%, 4/15/16	400,000	357
DaimlerChrysler, VR, 5.805%, 8/3/09	415,000	414
DaimlerChrysler, 6.50%, 11/15/13	105,000	108
Devon Financing, 6.875%, 9/30/11	270,000	285
Devon Financing, 7.875%, 9/30/31	265,000	312
Diamond Offshore Drilling, 4.875%, 7/1/15	260,000	245
Diamond Offshore Drilling, 5.15%, 9/1/14	260,000	250
Du Pont El de Nemours & Co., 5.60%, 12/15/36	600,000	561
Duke Energy Carolinas, 6.10%, 6/1/37	420,000	415
Dun & Bradstreet, 5.50%, 3/15/11	260,000	263
El Paso Electric, 6.00%, 5/15/35	400,000	375
El Paso Natural Gas, 5.95%, 4/15/17 (3)	137,000	136
Eli Lilly & Co., 5.55%, 3/15/37	420,000	394
Enbridge, 5.60%, 4/1/17	415,000	401
Enterprise Products Operations, 4.95%, 6/1/10	430,000	428
Enterprise Products Operations, 6.30%, 9/15/17	220,000	221
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	315,000	305
ERP Operating, 5.25%, 9/15/14	295,000	281
Federal Realty Investment Trust, 6.00%, 7/15/12	180,000	185
Federated Department Stores, 5.35%, 3/15/12	205,000	201
Florida Power & Light, 6.20%, 6/1/36	185,000	189
Ford Motor Credit, 5.80%, 1/12/09	695,000	657
Fortune Brands, 5.125%, 1/15/11	280,000	274
France Telecom, STEP, 7.75%, 3/1/11	310,000	332
Franklin Resources, 3.70%, 4/15/08	110,000	109
Freeport-McMoran Copper & Gold, 8.375%, 4/1/17	370,000	396
Fund American Companies, 5.875%, 5/15/13	385,000	381
GE Capital, 5.375%, 10/20/16	725,000	719
GE Capital, 5.875%, 2/15/12	720,000	738
GE Capital, 6.00%, 6/15/12	1,620,000	1,671
Genentech, 4.75%, 7/15/15	335,000	319
Genworth Financial, 5.75%, 6/15/14	390,000	393
Genworth Financial, 6.15%, 11/15/66	219,000	202
Goldman Sachs Capital I, 6.345%, 2/15/34	1,460,000	1,325
Halliburton, 5.50%, 10/15/10	550,000	557
Harrah's Operating, 5.50%, 7/1/10	460,000	433
Hartford Financial Services Group, 5.375%, 3/15/17	520,000	503
HBOS, 5.92%, 9/29/49 (3)	300,000	293
HBOS, 6.00%, 11/1/33 (3)	345,000	344
Highmark, 6.80%, 8/15/13 (3)	320,000	336
Home Depot, 5.40%, 3/1/16	440,000	415
Hospitality Properties Trust, 5.625%, 3/15/17	315,000	297
HSBC Finance, 5.00%, 6/30/15	455,000	428
HSBC Finance, 5.90%, 6/19/12	900,000	899
HSBC Holdings, 6.50%, 5/2/36	250,000	257
International Lease Finance, 5.45%, 3/24/11	475,000	472
International Speedway, 4.20%, 4/15/09	185,000	181
J.C. Penney, 9.00%, 8/1/12	440,000	501
Jefferies Group, 5.875%, 6/8/14	246,000	244
Jefferies Group, 6.25%, 1/15/36	345,000	315
Jersey Central Power and Light, 5.65%, 6/1/17 (3)	550,000	541
John Deere Capital Corp., 5.50%, 4/13/17	620,000	617
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	400,000	351
Kinder Morgan Finance, 5.70%, 1/5/16	480,000	431
Kroger, 8.05%, 2/1/10	410,000	433
Lafarge, 6.15%, 7/15/11	195,000	202
Legg Mason, 6.75%, 7/2/08	190,000	191
Lennar, 5.60%, 5/31/15	570,000	506
Lincoln National, 6.05%, 4/20/17	210,000	198
Lloyds TSB, 6.267%, 12/31/49 (3)	425,000	391
Mack-Cali Realty, 5.125%, 2/15/14	330,000	315
Mack-Cali Realty, 5.80%, 1/15/16	210,000	205
Mangrove Bay PTC, 6.102%, 7/15/33 (3)	200,000	199
MBNA America Bank, 4.625%, 8/3/09	430,000	427
McCormick & Co., 5.20%, 12/15/15	400,000	387
McDonald's, 5.30%, 3/15/17	420,000	407
MDC Holdings, 5.50%, 5/15/13	510,000	482
Medtronic, 4.75%, 9/15/15	520,000	489
Merrill Lynch, 6.05%, 5/16/16	400,000	395
Merrill Lynch, 6.22%, 9/15/26	485,000	468
MetLife, 6.125%, 12/1/11	485,000	501
MetLife, 6.40%, 12/15/36	430,000	390
MidAmerican Energy, 6.125%, 4/1/36	375,000	364
Mizuho Capital Investment, 6.686%, 12/31/49 (3)	156,000	149
Monongahela Power, 5.70%, 3/15/17 (3)	440,000	448
Morgan Stanley, 6.25%, 8/9/26	160,000	156
MUFG Capital Finance, 6.346%, 7/29/49	180,000	172
National Semiconductor, 6.15%, 6/15/12	210,000	214
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	220,000	213
News America, 6.15%, 3/1/37	800,000	739
News America, 6.40%, 12/15/35	450,000	430
NLV Financial, 7.50%, 8/15/33 (3)	245,000	247
Norfolk Southern, 6.00%, 4/30/08	455,000	456
Northern Trust, 4.60%, 2/1/13	215,000	204
Northern Trust, 5.30%, 8/29/11	291,000	291
Northrop Grumman, 7.125%, 2/15/11	430,000	455
NVR, 5.00%, 6/15/10	240,000	233
Oracle, 5.00%, 1/15/11	500,000	497
Owens Corning, 6.50%, 12/1/16	230,000	229
Pacific Gas & Electric, 4.80%, 3/1/14	295,000	282
Pacific Gas & Electric, 5.80%, 3/1/37	420,000	399
Panhandle Eastern Pipeline, 4.80%, 8/15/08	155,000	154
Petro-Canada, 5.95%, 5/15/35	365,000	342
Placer Dome, 6.45%, 10/15/35	415,000	427
PNC Funding, 5.625%, 2/1/17	400,000	396
Praxair, 2.75%, 6/15/08	345,000	338
Praxair, 5.20%, 3/15/17	420,000	405
Principal Financial Group, 6.05%, 10/15/36	335,000	323
Principal Life Global Funding I, 5.125%, 10/15/13 (3)	375,000	374
Procter & Gamble, 4.95%, 8/15/14	800,000	787
Progress Energy, 5.625%, 1/15/16	465,000	462
Public Service Electric & Gas, 5.70%, 12/1/36	595,000	560
Public Service of New Mexico, 4.40%, 9/15/08	325,000	320
Pulte Homes, 5.20%, 2/15/15	500,000	414
Reckson Operating, 6.00%, 3/31/16	305,000	293
Regency Centers, 5.875%, 6/15/17	170,000	168
Rogers Cable, 5.50%, 3/15/14	330,000	318
Rogers Wireless, 7.50%, 3/15/15	275,000	297
Sabmiller, 6.20%, 7/1/11 (3)	530,000	549
Sealed Air, 5.375%, 4/15/08 (3)	315,000	315
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	165,000	178
Simon Property Group, 5.75%, 12/1/15	585,000	579
SLM Corporation, VR, 3.82%, 4/1/09	310,000	293
Southern, 5.30%, 1/15/12	195,000	196
Southern California Edison, 4.65%, 4/1/15	320,000	304
Southern California Gas, 5.75%, 11/15/35	465,000	451
Southern Natural Gas, 5.90%, 4/1/17 (3)	137,000	133
Sovereign Capital Trust VI, 7.908%, 6/13/36	400,000	435
Sprint Capital, 6.875%, 11/15/28	350,000	340
Sprint Capital, 6.90%, 5/1/19	635,000	646
Sun Life Financial Global Funding, VR, 5.61%, 10/6/13 (3)	500,000	497
Sunoco, 5.75%, 1/15/17	396,000	389
Tampa Electric, 6.15%, 5/15/37	465,000	457
Target, 4.00%, 6/15/13	525,000	487
Target, 5.875%, 7/15/16	825,000	827
Telecom Italia Capital, 5.25%, 11/15/13	1,305,000	1,276
Telefonica Emisiones, 6.221%, 7/3/17	320,000	322
Telefonica Emisiones, 6.421%, 6/20/16	475,000	486
Teva Pharmaceutical Finance, 5.55%, 2/1/16	200,000	194
Time Warner, 5.875%, 11/15/16	825,000	808
Time Warner Cable, 5.40%, 7/2/12 (3)	415,000	412
Time Warner Entertainment, 7.25%, 9/1/08	400,000	404
Time Warner Entertainment, 8.375%, 7/15/33	730,000	848
Torchmark, 6.375%, 6/15/16	325,000	334
Transatlantic Holdings, 5.75%, 12/14/15	250,000	246
Travelers Companies, 6.25%, 3/15/67	430,000	410
U.S. Bancorp, 4.50%, 7/29/10	525,000	516
Union Electric Company, 5.40%, 2/1/16	585,000	566
United Technologies, 5.40%, 5/1/35	230,000	214
UnitedHealth Group, 5.375%, 3/15/16	730,000	712
Valero Energy Corporation, 6.125%, 6/15/17	625,000	629
Verizon Communications, 5.55%, 2/15/16	650,000	640
Verizon Global Funding, 7.75%, 12/1/30	320,000	364
Viacom, 5.625%, 8/15/12	215,000	215
Viacom, 6.25%, 4/30/16	595,000	595
Virginia Electric & Power, 4.50%, 12/15/10	400,000	393
Vodafone Group, 5.625%, 2/27/17	405,000	391
Wachovia Bank, 4.875%, 2/1/15	660,000	625
WellPoint, 5.00%, 1/15/11	275,000	273
Wells Fargo, 4.875%, 1/12/11	450,000	446
Wells Fargo Bank, 4.75%, 2/9/15	540,000	507
Westar Energy, 5.10%, 7/15/20	205,000	195
Willis North America, 6.20%, 3/28/17	300,000	289
WM Wrigley, 4.65%, 7/15/15	160,000	151
WPD Holdings, 6.875%, 12/15/07 (3)	215,000	215
Wyeth, 5.95%, 4/1/37	415,000	396
Xerox, 5.50%, 5/15/12	170,000	167
Xstrata Finance Canada, 5.50%, 11/16/11 (3)	400,000	404
XTO Energy, 5.65%, 4/1/16	250,000	245
XTO Energy, 6.75%, 8/1/37	175,000	180
Total Corporate Bonds (Cost $90,791)		88,997
ASSET-BACKED SECURITIES 1.7%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	1,740,000	1,742
Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.901%, 6/16/14	1,900,000	1,861

BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	103,031	103

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	615,000	613

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (3)	2,000,000	2,006

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (3)	295,000	297

Capital One Multi-Asset Execution Trust
Series 2007, Class C2, VR
5.911%, 11/17/14	2,000,000	1,963

Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
5.901%, 4/15/13	805,000	807

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	56,682	51

Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.57%, 6/22/12	2,100,000	2,120

CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	605,000	609

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	700,000	750

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	520,000	519

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
5.911%, 6/15/13	1,050,000	1,033
GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (3)	675,000	671

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	725,000	730

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (3)	1,017,226	1,035

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (3)	376,493	368

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	2,175,000	2,122

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
5.901%, 10/15/13	430,000	419

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	925,000	953

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	675,000	725

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	775,000	788

Triad Auto Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	1,075,000	1,090

USAA Auto Owner Trust
Series 2007-1, Class A4
5.55%, 2/15/13	1,090,000	1,092

Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.86%, 2/20/09	850,000	843

Total Asset-Backed Securities (Cost $25,338)		25,310
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.0%

American Tower Trust
Series 2007-1A, Class D, CMO
5.957%, 4/15/37 (3)	530,000	504

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	700,000	672

Banc of America Commercial Mortgage
Series 2005-3, Class A2, CMO
4.501%, 7/10/43	1,275,000	1,255

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.103%, 2/25/34	387,388	379

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, ARM
4.197%, 5/25/34	309,701	302

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.741%, 9/25/34	219,579	217

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.879%, 10/25/34	246,924	242

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.09%, 11/25/35	919,163	908

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.261%, 11/25/35	485,722	482

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	1,064,542	1,049

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	1,198,377	1,193

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	700,000	662
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	850,000	822

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	451,092	444

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.895%, 9/11/38	1,975,000	1,999

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.486%, 2/11/44	1,250,000	1,229

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	242,676	239

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.40%, 7/15/44	615,000	604

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	1,350,000	1,323

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	1,325,000	1,292

CS First Boston Mortgage Securities
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	600,000	567

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	192,545	198

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	815,000	841

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	733,850	731

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	1,125,000	1,164
Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	29,277	29

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	1,850,000	1,812

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	275,000	264

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 3/10/39	2,125,000	2,089

JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1B2, Class A2, CMO
6.244%, 4/15/35	1,346,012	1,361

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	864,644	885

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	1,350,000	1,313

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.345%, 12/15/44	1,175,000	1,150

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	1,900,000	1,883

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	1,001,446	988

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	2,150,000	2,088

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	950,000	939

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	1,350,000	1,275
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	1,475,000	1,434
Morgan Stanley Capital I
Series 2007-IQ15, Class A4, CMO
6.078%, 6/11/49	1,925,000	1,947
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	2,175,000	2,164
Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.797%, 1/25/34	710,443	688
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.545%, 3/25/35	393,575	382
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.027%, 9/25/36	1,593,914	1,599
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, VR
5.67%, 10/25/36	1,274,284	1,267
Total Non-U.S. Government Mortgage-Backed Securities (Cost $45,636)		44,875

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 10.1%
U.S. Government Agency Obligations 9.6% (4)
Federal Home Loan Mortgage
4.50%, 5/1/19 - 6/1/34	939,084	879
5.00%, 12/1/08 - 11/1/35	5,495,759	5,262
5.50%, 3/1/18 - 12/1/33	2,784,086	2,772
6.00%, 8/1/21 - 3/1/33	5,787,801	5,834
6.50%, 10/1/08 - 7/1/35	2,704,435	2,757
7.00%, 10/1/25 - 6/1/32	124,707	129
Federal Home Loan Mortgage, ARM
4.484%, 9/1/32	59,402	59
4.645%, 7/1/35	458,012	450
4.703%, 2/1/35	740,742	733
4.759%, 7/1/35	169,331	169
5.049%, 11/1/35	404,854	402
5.068%, 3/1/36	712,347	700
5.133%, 1/1/36	2,018,412	2,010
5.388%, 1/1/36	189,971	188
5.401%, 2/1/37	1,129,399	1,119
5.931%, 2/1/37	2,026,430	2,040
5.953%, 1/1/37	447,187	449
5.984%, 12/1/36	1,549,843	1,537
6.012%, 11/1/36	1,114,803	1,103
6.045%, 10/1/36	1,222,428	1,231
6.133%, 10/1/36	1,283,042	1,275
6.221%, 8/1/36	1,433,023	1,429
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	2,971,125	2,977
6.50%, 8/15/30	1,429,542	1,461
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11- 4/15/18	893,558	67
Federal National Mortgage Assn.
4.50%, 5/1/18 - 7/1/35	11,178,300	10,643
5.00%, 10/1/18 - 10/1/35	18,699,336	18,125
5.50%, 1/1/17 - 4/1/37	39,322,102	38,680
6.00%, 8/1/21 - 8/1/37	10,823,162	10,855
6.50%, 12/1/08 - 12/1/36	6,498,577	6,626
7.00%, 2/1/30 - 4/1/32	84,120	87
8.00%, 6/1/10	1,992	2
8.50%, 11/1/21	444	—
Federal National Mortgage Assn., ARM
4.584%, 7/1/35	546,224	537
4.781%, 11/1/35	539,889	540
5.321%, 12/1/35	343,824	341
5.342%, 12/1/35	409,614	412
5.509%, 12/1/35	600,647	598
5.543%, 7/1/36	1,493,997	1,501
5.662%, 12/1/35	185,692	185
5.984%, 9/1/36	473,897	474
5.992%, 8/1/36	1,045,218	1,062
6.037%, 12/1/36	632,612	639
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	285,519	283
5.00%, 3/25/15	804,449	802
5.50%, 5/25/27	816,166	818
7.25%, 5/25/20	173,840	179
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	81,515	5
6.50%, 2/1/32	96,941	26
Federal National Mortgage Assn., TBA
5.50%, 1/1/33	8,975,000	8,768
6.50%, 1/1/34	3,825,000	3,884
7.00%, 1/1/36	425,000	437
		143,541
U.S. Government Obligations 0.5%
Government National Mortgage Assn.
4.50%, 2/20/35 - 11/20/35	1,426,662	1,324
5.00%, 7/15/33 - 9/15/33	3,853,795	3,729
5.50%, 10/20/32 - 2/20/35	974,511	957
6.00%, 5/15/17 - 2/20/34	560,716	562
6.50%, 1/15/26 - 2/15/29	94,094	96
7.00%, 3/15/13 - 9/20/27	146,664	149
7.50%, 2/15/16 - 1/15/30	101,595	105
8.00%, 9/15/22 - 10/20/25	32,944	35
Total U.S. Government Obligations		6,957

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $151,955)		150,498
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 6.7%
U.S. Government Agency Obligations 1.4% (4)
Federal Home Loan Bank, 5.125%, 8/14/13 (1)	1,935,000	1,954
Federal Home Loan Bank, 5.60%, 6/28/11	1,975,000	2,034
Federal Home Loan Mortgage, 4.125%, 10/18/10 (1)	1,470,000	1,450
Federal Home Loan Mortgage, 5.00%, 7/15/14	3,000,000	3,018
Federal Home Loan Mortgage, 5.125%, 2/27/09	810,000	814
Federal Home Loan Mortgage, 5.125%, 7/15/12 (1)	215,000	218
Federal Home Loan Mortgage, 6.00%, 6/15/11 (1)	2,400,000	2,509
Federal National Mortgage Assn., 3.25%, 8/15/08	330,000	325
Federal National Mortgage Assn., 3.375%, 12/15/08 (1)	3,065,000	3,014
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	860,000	844
Federal National Mortgage Assn., 4.375%, 10/15/15	1,650,000	1,582
Federal National Mortgage Assn., 4.875%, 12/15/16 (1)	770,000	759
Federal National Mortgage Assn., 7.125%, 6/15/10 (1)	340,000	362
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	1,270,000	1,563
Resolution Funding, 8.125%, 10/15/19	210,000	265
		20,711
U.S. Treasury Obligations 5.3%
U.S. Treasury Bonds, 4.75%, 2/15/37 (1)	385,000	380
U.S. Treasury Bonds, 5.50%, 8/15/28 (1)	395,000	428
U.S. Treasury Bonds, 8.00%, 11/15/21 (1)	3,220,000	4,259
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	6,056,880	5,925
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16 (1)	3,553,965	3,597
U.S. Treasury Inflation-Indexed Notes, 2.625%, 7/15/17 (1)	4,322,446	4,429
U.S. Treasury Inflation-Indexed Notes, 4.25%, 1/15/10 (1)	9,572,136	9,942
U.S. Treasury Notes, 3.375%, 2/15/08 (1)	1,765,000	1,758
U.S. Treasury Notes, 3.375%, 11/15/08 (1)	1,480,000	1,465
U.S. Treasury Notes, 3.875%, 9/15/10 (1)	1,225,000	1,215
U.S. Treasury Notes, 4.00%, 6/15/09 (1)	1,130,000	1,126
U.S. Treasury Notes, 4.00%, 11/15/12 (1)	26,430,000	26,129
U.S. Treasury Notes, 4.75%, 8/15/17	4,300,000	4,372
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	2,000,000	2,055
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	12,605,000	12,977
		80,057

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $99,666)		100,768
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.3%
National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (3)	220,000	210
Pemex Project Funding Master Trust, 5.75%, 12/15/15	510,000	506
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (3)	400,000	408
Republic of Italy, 5.25%, 9/20/16	880,000	889
Republic of South Africa, 6.50%, 6/2/14	780,000	811
Swedish Export Credit, 5.125%, 3/1/17	800,000	810
United Mexican States, 6.375%, 1/16/13	390,000	408
Total Foreign Government Obligations & Municipalities (Cost $3,975)		4,042
MUNICIPAL SECURITIES 0.1%
California 0.0%
California, GO, 5.25%, 4/1/34 (Prerefunded 4/1/14) (5)	205,000	223
		223
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (6)	240,000	236
		236
New York 0.0%
New York City Housing Dev. Corp., 6.42%, 11/1/27	310,000	317
		317
Oregon 0.0%
Oregon, Taxable Pension, 5.892%, 6/1/27	130,000	132
		132
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Tobacco Industry
7.467%, 6/1/47	530,000	506
		506
Total Municipal Securities (Cost $1,412)		1,414
BOND MUTUAL FUNDS 4.9%
T. Rowe Price Institutional High Yield Fund, 8.20% (7)(8)	4,296,352	42,620
T. Rowe Price Institutional International Bond Fund, 4.26% (7)(8)	2,997,354	30,393
Total Bond Mutual Funds (Cost $74,419)		73,013
SHORT-TERM INVESTMENTS 5.0%
Money Market Funds 5.0%
T. Rowe Price Reserve Investment Fund, 5.51% (8)(9)	74,430,789	74,431
Total Short-Term Investments (Cost $74,431)		74,431
SECURITIES LENDING COLLATERAL 10.1%
Money Market Pooled Account 1.1%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.457% (9)	16,850,249	16,850
		16,850
Money Market Trust 9.0%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.314% (9)	133,724,678	133,725
		133,725
Total Securities Lending Collateral (Cost $150,575)		150,575
Total Investments in Securities
111.9% of Net Assets (Cost $1,442,455)		$1,667,533

†	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at August 31, 2007 -- total value of such securities at period-end amounts to $160,135. See Note 2.
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$13,962 and represents 0.9% of net assets.
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(5)	Prerefunded date is used in determining portfolio maturity.
(6)	Insured by Financial Security Assurance Inc.
(7)	SEC 30-day yield
(8)	Affiliated Companies
(9)	Seven-day yield
ADR	American Depository Receipts
ADS	American Depository Shares
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
INR	Indian Rupee
IO	Interest Only security for which the fund receives interest on notional principal
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $13,088 (0.9% of net assets) at period-end - see Note 2.
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%

Credit Default Swaps 0.0%	Notional Amount	Value

Barclays, Protection Sold (Relevant Credit: Vale Overseas
8.25%, 1/17/34), Receive 0.76%, Pay upon credit default
5/20/17	350,000	(11)

Barclays, Protection Sold (Relevant Credit: Vale Overseas
8.25%, 1/17/34), Receive 1.22%, Pay upon credit default
5/20/17	255,000	(1)

Citigroup, Protection Bought (Relevant Credit: Abbott
Laboratories, 5.40% 9/15/08), Pay 0.21%, Receive upon credit
default 6/20/17	(150,000)	1

Citigroup, Protection Bought (Relevant Credit: Bristol-Myers
Squibb, 5.25%, 8/15/13), Pay 0.23%, Receive upon credit
default, 6/20/17	(150,000)	3

Citigroup, Protection Bought (Relevant Credit: CenturyTel
7.875%, 8/15/12), Pay 0.64%, Receive upon credit default
9/20/12	(430,000)	(3)

Citigroup, Protection Bought (Relevant Credit: Merck, 5.95%
12/1/28), Pay 0.17%, Receive upon credit default, 6/20/17	(150,000)	1

Citigroup, Protection Bought (Relevant Credit: Pfizer, 4.65%
3/1/18), Pay 0.11%, Receive upon credit default, 6/20/17	(150,000)	1

Citigroup, Protection Bought (Relevant Credit: Schering-Plough
5.30% 12/01/13), Pay 0.38%, Receive upon credit default
6/20/17	(150,000)	2

Goldman Sachs, Protection Bought (Relevant Credit: Arrow
Electronics, 6.875%, 6/1/18), Pay 0.59%, Receive upon credit
default, 9/20/12	(213,000)	(1)

Goldman Sachs, Protection Bought (Relevant Credit: Time
Warner, 6.875%, 5/1/12), Pay 0.635%, Receive upon credit
default, 12/20/16	(825,000)	4

Goldman Sachs, Protection Sold (Relevant Credit: GE Capital
6.00%, 6/15/12), Receive 0.185%, Pay upon credit default
6/20/17	920,000	(22)

Goldman Sachs, Protection Sold (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Receive 0.515%, Pay upon credit
default, 12/20/12	450,000	1
JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(435,000)	1

JPMorgan Chase, Protection Bought (Relevant Credit: CBS Corp.
4.625%, 5/15/18), Pay 0.50%, Receive upon credit default
12/20/12	(450,000)	(1)

JPMorgan Chase, Protection Bought (Relevant Credit: Macy’s
Retail Holdings, 6.625%, 4/1/11), Pay 1.98%, Receive upon
credit default, 9/20/12	(246,000)	(12)

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	435,000	(1)

Morgan Stanley, Protection Sold (Relevant Credit: Avnet, 6.00%
9/1/15), Receive 0.90%, Pay upon credit default, 9/20/12	213,000	3

Morgan Stanley, Protection Bought (Relevant Credit: Marsh &
McLennan, 5.375%, 7/15/14), Pay 0.70%, Receive upon credit
default, 6/20/12	(165,000)	(2)

		(37)

Interest Rate Swaps 0.0%

Morgan Stanley, 10 Year Interest Rate Swap, Receive Fixed
5.87%, Pay Variable 5.36%, 6/15/17	1,000,000	49

		49

Total Swaps (Premium Paid/Received $—)		12

(8) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price
Institutional High
Yield Fund, 8.20%	$ 907	$ 3,133	$ 870	$ 42,620	$ 47,242
T. Rowe Price
Institutional
International Bond
Fund, 4.26%	2,910	-	320	30,393	27,000
T. Rowe Price Reserve
Investment Fund, 5.51%	¤	¤	916	74,431	73,388
Totals			$ 2,106	$ 147,444	$ 147,630

¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2007, the value of loaned securities was $160,135,000; aggregate collateral consisted of $150,575,000 in money market pooled accounts and U.S. government securities valued at $15,890,000.

NOTE 3 – FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $1,442,455,000. Net unrealized gain aggregated $225,093,000 at period-end, of which $254,138,000 related to appreciated investments and $29,045,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may invest in certain T. Rowe Price Institutional funds (underlying Institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying Institutional funds are open-end management investment companies managed by Price Associates and T. Rowe Price International, Inc. (collectively, the Institutional managers), and are affiliates of the fund (reflected on the Affiliated Companies table). Each underlying Institutional fund pays an annual all-inclusive management and administrative fee to the Institutional managers. To ensure that Personal Strategy Balanced Fund does not incur duplicate fees for its assets invested in the underlying Institutional funds, each Institutional manager has agreed to reduce its management fee charged to the fund. Management and administrative fee rates related to shares of the underlying institutional funds for the three months ended August 31, 2007 are as follows:

Institutional High Yield Fund	Institutional International Bond Fund
0.50%	0.55%

For the period ended August 31, 2007, total realized loss on all affiliated companies was $33,000.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
Unaudited		August 31, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 83.1%
CONSUMER DISCRETIONARY 11.3%
Auto Components 0.2%
Aisin Seiki (JPY)	18,000	680
GKN (GBP)	93,860	697
Koito Manufacturing (JPY) (1)	39,000	442
Strattec Security (2)	1,400	67
TRW Automotive (2)	5,200	159
		2,045
Automobiles 0.8%
Bayerische Motoren Werke (EUR)	26,981	1,649
GM (1)	52,800	1,623
Harley-Davidson (1)	60,100	3,233
Honda (JPY)	26,500	874
Piaggio & C S.p.A. (EUR) (1)	89,900	396
Toyota Motor (JPY)	37,600	2,180
Winnebago	700	19
		9,974
Distributors 0.1%
Jardine Cycle & Carriage (SGD)	28,000	287
Keystone Automotive (2)	3,100	146
Pacific Brands (AUD)	170,091	467
		900
Diversified Consumer Services 0.4%
Apollo Group, Class A (2)	9,100	534
Bright Horizons Family Solutions (2)	3,900	155
Corinthian Colleges (2)	20,000	281
H&R Block (1)	165,600	3,285
Matthews International, Class A	10,200	440
		4,695
Hotels, Restaurants & Leisure 1.4%
Applebee's	8,162	203
BJ's Restaurants (2)	6,400	145
CEC Entertainment (2)	2,800	86
International Game Technology	137,000	5,229
Marriott, Class A	77,600	3,447
McDonald's	16,900	832
MGM Mirage (2)	17,300	1,453
Mitchells & Butlers (GBP)	32,921	474
Panera Bread, Class A (2)	4,400	192
PF Chang's China Bistro (2)	3,100	105
Red Robin Gourmet Burgers (2)	6,300	242
Ruby Tuesday	3,400	75
Sonic (2)	15,093	329
The Cheesecake Factory (2)	9,650	241
Wynn Resorts (1)	30,500	3,774
		16,827
Household Durables 1.0%
Alpine Electronics (JPY)	11,100	178
Fortune Brands (1)	33,300	2,767
Harman International	15,700	1,780
Jarden (2)	5,600	184
Meritage (2)	7,700	140
Newell Rubbermaid	93,300	2,406
Persimmon (GBP)	25,717	604
Sony, ADR	50,900	2,432
Sony (JPY)	28,500	1,364
Standard Pacific	12,200	122
TomTom (EUR) (2)	11,032	721
		12,698
Internet & Catalog Retail 0.9%
Amazon.com (1)(2)	109,200	8,726
Liberty Media Interactive, Class A (2)	89,400	1,696
priceline.com (2)	4,200	349
		10,771
Leisure Equipment & Products 0.1%
Brunswick	6,700	168
MarineMax (2)	5,100	94
Nikon (JPY) (1)	43,000	1,347
Polaris Industries	600	29
Pool	5,975	195
		1,833
Media 2.6%
Aegis Group (GBP)	227,448	605
Belo, Class A	8,600	148
Cablevision Systems, Class A (2)	104,900	3,519
CBS, Class B	42,300	1,333
Comcast, Class A (2)	57,900	1,511
Discovery Holding, Series A (2)	109,200	2,743
EchoStar Communications, Class A (2)	56,300	2,383
Entercom Communications	3,800	81
Grupo Prisa (EUR) (1)	37,100	796
Grupo Televisa S.A.B. de C.V., ADR	41,200	1,074
Informa (GBP)	37,887	438
Liberty Media Capital, Class A (2)	26,900	2,932
McGraw-Hill	2,900	146
New York Times, Class A (1)	115,200	2,532
Omnicom	46,400	2,363
Publicis (EUR) (1)	16,507	715
SanomaWSOY (EUR) (1)	19,870	607
Scholastic (2)	9,300	317
Shaw Communications, Class B	19,700	458
Television Broadcasts (HKD)	61,000	376
Time Warner	202,700	3,847
Viacom, Class B (2)	65,444	2,582
WPP Group, ADR (1)	1,200	85
WPP Group (GBP)	31,354	447
Young Broadcasting (2)	3,500	7
		32,045
Multiline Retail 1.4%
Big Lots (2)	5,100	152
Harvey Norman Holdings (AUD)	174,819	759
Kohl's (2)	156,700	9,292
Lotte Shopping, GDR (3)	16,800	311
PPR (EUR)	6,027	1,045
Target	90,600	5,973
		17,532
Specialty Retail 1.9%
AC Moore Arts & Crafts (1)(2)	2,800	52
AnnTaylor Stores (2)	12,150	381
Aoyama Trading (JPY)	4,700	127
Bed Bath & Beyond (2)	151,700	5,255
Borders Group	14,100	211
Christopher & Banks	7,375	89
Cost Plus (2)	3,200	13
DSG International (GBP)	124,630	391
Esprit Holdings (HKD)	50,600	745
Hibbett Sports (2)	7,400	184
Home Depot	218,950	8,388
Hot Topic (2)	13,000	109
Inditex (EUR)	10,700	630
J Crew Group (2)	1,300	65
Monro Muffler Brake	6,000	226
RadioShack (1)	35,000	832
The Finish Line, Class A	2,600	15
TJX	134,500	4,101
Tween Brands (2)	7,700	227
Zale (2)	8,400	189
Zumiez (2)	7,100	344
		22,574
Textiles, Apparel & Luxury Goods 0.5%
Adidas (EUR) (1)	14,197	837
Benetton Group (EUR)	64,777	993
Coach (2)	79,100	3,522
Lululemon Athletica (2)	1,500	51
Under Armour (2)	1,900	124
Warnaco Group (2)	6,000	209
		5,736

Total Consumer Discretionary		137,630

CONSUMER STAPLES 5.1%
Beverages 1.4%
Anheuser-Busch	87,300	4,313
Cia Cervecerias Unidas, ADR	11,300	410
Coca-Cola	78,100	4,200
Coca-Cola Enterprises	75,800	1,805
Heineken (EUR) (1)	17,700	1,129
Lion Nathan (AUD)	52,421	392
PepsiCo	37,600	2,558
Pernod-Ricard (EUR) (1)	9,153	1,932
Takara Holdings (JPY)	65,000	374
		17,113
Food & Staples Retailing 1.6%
Casey's General Stores	12,200	346
CVS Caremark	233,170	8,819
Pantry (2)	5,800	193
Seven & I (JPY)	22,311	599
Sysco	14,400	481
Tesco (GBP)	273,923	2,359
Wal-Mart	147,600	6,440
		19,237
Food Products 1.2%
Associated British Foods (GBP)	60,707	1,062
General Mills	56,900	3,180
Goodman Fielder (AUD)	276,800	587
Hershey Foods	14,400	670
Kraft Foods, Class A	52,200	1,673
Nestle (CHF)	9,711	4,248
Sara Lee	118,300	1,966
Seneca Foods, Class A (2)	2,200	60
Seneca Foods, Class B (2)	700	19
Unilever (GBP)	29,910	943
		14,408
Household Products 0.5%
Procter & Gamble	88,225	5,762
		5,762
Personal Products 0.3%
Avon	79,400	2,727
Kobayashi Pharmaceutical (JPY) (1)	7,500	252
L’Oreal (EUR)	10,832	1,279
		4,258
Tobacco 0.1%
Altria Group	17,600	1,222
		1,222
Total Consumer Staples		62,000
ENERGY 7.5%
Energy Equipment & Services 3.3%
Baker Hughes	109,400	9,174
BJ Services	78,600	1,950
Boart Longyear (AUD) (2)	192,357	348
Exterran Holdings (1)(2)	4,062	315
FMC Technologies (2)	1,800	170
Input/Output (2)	10,400	148
Key Energy Services (2)	2,600	38
Saipem (EUR)	37,379	1,402
Schlumberger	159,600	15,401
Seacor Holdings (2)	6,600	580
Smith International (1)	123,800	8,296
Technip (EUR)	13,870	1,112
TGS Nopec Geophysical (NOK) (1)(2)	31,150	534
Union Drilling (2)	3,200	46
W-H Energy Services (2)	3,800	242
		39,756
Oil, Gas & Consumable Fuels 4.2%
Bill Barrett (2)	9,600	338
BP, ADR	84,300	5,678
BP (GBP)	56,689	636
Concho Resources (2)	6,300	80
ConocoPhillips	10,700	876
CONSOL Energy	38,300	1,527
Eni S.p.A. (EUR)	40,450	1,397
EOG Resources	10,200	687
ExxonMobil	105,000	9,002
Forest Oil (2)	11,300	437
Foundation Coal Holdings	9,100	309
Geomet (2)	11,300	67
Marathon Oil	27,700	1,493
Mariner Energy (2)	12,592	264
Murphy Oil	99,600	6,070
Nippon Mining (JPY)	46,500	423
Occidental Petroleum	14,300	811
Royal Dutch Shell, ADR, B Shares	23,085	1,796
Royal Dutch Shell, B Shares (GBP)	41,579	1,619
Spectra Energy	63,500	1,476
StatoilHydro (NOK) (1)	129,000	3,724
Sunoco	6,300	461
Total (EUR)	35,720	2,686
Total, ADR	117,700	8,838
Westmoreland Coal (2)	2,300	47
		50,742

Total Energy		90,498

FINANCIALS 16.7%
Capital Markets 5.3%
Affiliated Managers Group (2)	4,100	464
Ameriprise Financial	78,160	4,769
Bank of New York Mellon	88,900	3,594
Charles Schwab	204,050	4,040
Close Brothers Group (GBP)	28,446	443
Franklin Resources	58,900	7,761
Goldman Sachs	28,300	4,981
Legg Mason	30,850	2,678
Macquarie Bank (AUD)	12,494	751
Merrill Lynch	32,900	2,425
Morgan Stanley	130,600	8,146
Northern Trust	63,800	3,921
Nuveen Investments	49,500	3,078
optionsXpress Holdings	4,500	106
Penson Worldwide (2)	8,600	135
Piper Jaffray Cos (2)	5,800	298
State Street	166,500	10,216
UBS (CHF)	127,346	6,664
		64,470
Commercial Banks 3.6%
Allied Irish Banks (EUR)	54,172	1,390
Australia & New Zealand Banking (AUD)	79,115	1,871
Banco Popolare S.p.A. (EUR) (2)	32,197	806
Banco Santander (EUR)	45,416	833
Bank of Yokohama (JPY) (1)	142,000	1,011
BNP Paribas (EUR)	16,834	1,783
Boston Private Financial	5,200	141
Cascade Bancorp	7,375	173
Chittenden	10,925	380
Citizens Republic Bancorp	13,000	229
Danske Bank (DKK)	26,700	1,098
DBS Group (SGD)	103,304	1,352
Fifth Third Bancorp (1)	85,300	3,044
First Horizon National (1)	106,100	3,255
Glacier Bancorp	12,963	285
Grupo Financiero Banorte S.A.B. de C.V. (MXN)	153,832	627
HSBC (GBP)	89,900	1,628
Intesa Sanpaolo (EUR)	207,549	1,566
KBC (EUR)	7,364	926
Mitsubishi UFJ Financial (JPY)	74	711
Nordea Bank (SEK)	91,507	1,399
Pinnacle Financial Partners (2)	7,100	203
Preferred Bank	2,250	93
Prosperity Bancshares	8,500	287
Provident Bankshares	7,300	226
Royal Bank of Scotland (GBP)	530,749	6,163
Sandy Spring Bancorp	4,900	154
Seacoast Banking, Class A	6,700	117
Signature Bank (2)	6,000	207
Societe Generale, Class A (EUR) (1)	8,815	1,428
Standard Chartered (GBP)	39,319	1,216
Sumitomo Trust & Banking (JPY)	215,000	1,777
Svenska Handelsbanken, Class A (SEK)	36,669	1,022
Swedbank (SEK) (1)	19,100	627
Texas Capital Bancshares (2)	6,000	131
U.S. Bancorp	63,300	2,048
United Community Banks	4,800	117
Valley National Bancorp (1)	12,858	292
Wells Fargo	80,200	2,931
WestAmerica	8,300	403
Western Alliance Bancorp (2)	3,700	99
		44,049
Consumer Finance 1.0%
Advanta, Class B	7,050	185
American Express	138,600	8,125
Capital One Financial (1)	10,600	685
Discover Financial (2)	96,350	2,229
Public Financial Holdings (HKD)	574,000	380
SLM Corporation	16,500	830
		12,434
Diversified Financial Services 1.6%
Babcock & Brown (AUD)	36,177	703
Bank of America	53,900	2,732
Citigroup	204,203	9,573
CME Group	3,200	1,775
ING Groep, GDS (EUR)	20,900	843
IntercontinentalExchange (2)	5,400	788
JPMorgan Chase	60,400	2,689
MarketAxess Holdings (2)	6,700	117
		19,220
Insurance 4.0%
Allianz SE (EUR)	4,899	1,052
American International Group	162,393	10,718
Assured Guaranty	10,500	274
Aviva (GBP)	92,484	1,324
AXA (EUR) (1)	55,897	2,249
Berkshire Hathaway, Class A (2)	17	2,013
Employers Holdings	2,800	52
Genworth Financial, Class A	130,700	3,788
Hartford Financial Services	51,700	4,597
Infinity Property & Casualty	7,600	315
Lincoln National	38,400	2,338
Markel (2)	800	380
Marsh & McLennan (1)	225,000	5,996
Milano Assicurazioni (EUR) (1)	60,233	479
Munich Re (EUR)	5,634	975
National Financial Partners	2,300	112
Prudential Financial	54,400	4,884
QBE Insurance (AUD)	44,400	1,269
Selective Insurance	6,200	131
Suncorp-Metway (AUD)	63,154	1,035
T&D Holdings (JPY)	10,700	623
Unipol Gruppo Finanziario (EUR) (1)	161,200	550
Willis Group Holdings	32,600	1,268
XL Capital	18,600	1,417
		47,839
Real Estate Investment Trusts (REITs) 0.2%
Centro Shopping America, REIT (AUD)	510,699	456
DiamondRock Hospitality, REIT	5,500	99
EastGroup Properties, REIT	6,800	289
Equity Lifestyle Properties, REIT	2,600	127
Essex Property Trust, REIT	800	94
LaSalle Hotel Properties, REIT	3,700	154
Mirvac Group (AUD)	112,567	494
Parkway Properties, REIT	3,200	148
PS Business Parks, REIT	3,300	186
Simon Property Group, REIT	6,800	646
Washington SBI, REIT	5,800	190
		2,883
Real Estate Management & Development 0.5%
China Overseas Land & Investment (HKD)	600,000	1,256
China Overseas Land & Investment, Warrants, 8/27/08 (HKD) (2)	50,000	31
Deutsche Euroshop (EUR)	16,194	566
Goldcrest Company (JPY)	7,750	351
St. Joe (1)	109,100	3,450
		5,654
Thrifts & Mortgage Finance 0.5%
Atrium (JPY)	20,500	586
Bradford Bingley (GBP)	74,275	570
Countrywide Financial (1)	155,100	3,079
First Niagara Financial	23,400	331
Hypo Real Estate Holding (EUR) (1)	15,690	864
NewAlliance Bancshares	14,700	219
		5,649

Total Financials		202,198

HEALTH CARE 10.8%
Biotechnology 2.0%
Acadia Pharmaceuticals (2)	3,700	53
Alexion Pharmaceutical (2)	2,700	163
Alkermes (2)	6,300	106
Altus Pharmaceuticals (2)	3,200	34
Amgen (2)	60,800	3,047
Amicus Therapeutics (2)	700	8
Amylin Pharmaceuticals (2)	3,200	157
Celgene (1)(2)	65,700	4,219
Cephalon (2)	2,305	173
CSL (AUD)	18,581	1,489
Cubist Pharmaceuticals (2)	7,300	167
Cytokinetics (2)	2,300	11
deCode genetics (2)	5,000	20
Genentech (2)	82,000	6,134
Gilead Sciences (2)	180,800	6,576
Incyte (2)	13,000	76
InterMune (2)	8,400	166
Martek Biosciences (2)	5,200	140
Myriad Genetics (2)	6,800	299
Neurocrine Biosciences (2)	3,400	34
ONYX Pharmaceuticals (2)	3,400	135
Rigel Pharmaceuticals (2)	5,800	53
Senomyx (2)	4,500	60
Tercica (2)	3,600	24
Theravance (2)	2,000	63
Trimeris (2)	2,400	18
Vertex Pharmaceuticals (2)	7,116	277
		23,702
Health Care Equipment & Supplies 2.5%
Alcon	18,400	2,489
Analogic	3,300	228
Angiodynamics (2)	3,600	70
Baxter International	17,500	958
Boston Scientific (1)(2)	325,300	4,174
Covidien (2)	68,800	2,740
DJO (2)	5,300	258
Edwards Lifesciences (2)	4,500	217
Elekta (SEK) (1)	38,059	584
EV3 (2)	4,100	63
Greatbatch (2)	1,200	36
Home Diagnostics (2)	1,600	16
Integra LifeSciences (2)	9,300	452
Masimo (2)	900	19
Medtronic	172,900	9,136
Micrus Endovascular (2)	1,900	45
Northstar Neuroscience (2)	3,200	36
NuVasive (2)	4,800	153
NxStage Medical (2)	5,300	66
ResMed (2)	11,800	480
St. Jude Medical (2)	90,400	3,939
Stereotaxis (2)	5,700	75
Steris	7,300	205
Stryker	50,400	3,367
Terumo (JPY)	13,600	639
Thoratec (2)	9,800	203
TomoTherapy (2)	1,900	45
Wright Medical Group (2)	8,900	233
		30,926
Health Care Providers & Services 2.8%
Aetna	93,500	4,760
AMERIGROUP (2)	6,700	212
Animal Health International (2)	3,800	43
Cardinal Health	71,300	4,875
Centene (2)	9,000	182
CIGNA	34,900	1,804
Express Scripts (2)	52,000	2,847
Health Management (1)	259,800	1,769
HealthExtras (2)	7,800	219
Henry Schein (2)	7,900	460
Humana (2)	26,900	1,724
Laboratory Corporation of America (2)	25,400	1,973
LifePoint Hospitals (2)	9,500	267
Medco (2)	40,900	3,495
Nighthawk Radiology (2)	6,100	134
Skilled Healthcare, Class A (2)	4,700	68
Sunrise Senior Living (2)	20,300	727
UnitedHealth Group	67,100	3,356
WellPoint (2)	70,100	5,649
		34,564
Health Care Technology 0.0%
Allscripts Healthcare (2)	5,600	126
Vital Images (2)	5,000	93
		219
Life Sciences Tools & Services 0.1%
Exelixis (2)	9,000	101
Nektar Therapeutics (2)	1,300	11
Thermo Fisher Scientific (2)	18,400	998
		1,110
Pharmaceuticals 3.4%
Alexza Pharmaceuticals (2)	1,700	14
Allergan	47,800	2,869
BioMimetic Therapeutics (2)	1,100	17
Cadence Pharmaceuticals (2)	1,500	22
Eisai (JPY) (1)	10,000	416
Eli Lilly	34,200	1,961
GlaxoSmithKline (GBP)	25,171	657
GlaxoSmithKline, ADR (1)	22,600	1,180
Inspire Pharmaceuticals (2)	8,900	49
Johnson & Johnson	71,000	4,387
Medicines Company (2)	4,400	74
Medicis Pharmaceutical, Class A	8,900	272
Merck	110,300	5,534
Novartis (CHF)	50,592	2,669
Noven Pharmaceuticals (2)	7,200	110
Pfizer	119,900	2,978
Roche Holding – Genusscheine (CHF)	21,734	3,787
Sanofi-Aventis (EUR) (1)	25,924	2,124
Schering-Plough (1)	178,200	5,350
Takeda Pharmaceutical (JPY)	14,300	984
Wyeth	115,100	5,329
Xenoport (2)	3,700	154
		40,937

Total Health Care		131,458
INDUSTRIALS & BUSINESS SERVICES 9.5%
Aerospace & Defense 1.2%
American Science Engineering	1,300	94
Argon ST (2)	3,100	56
Finmeccanica S.p.A. (EUR)	37,037	1,089
General Dynamics	70,600	5,546
Lockheed Martin	1,600	159
Moog, Class A (2)	7,400	315
Raytheon	43,200	2,650
Rockwell Collins	23,400	1,612
Rolls-Royce (GBP) (2)	81,425	840
Teledyne Technologies (2)	10,900	544
United Technologies	26,600	1,985
		14,890
Air Freight & Logistics 0.3%
Expeditors International of Washington (1)	40,200	1,775
Pacer International	2,300	50
Panalpina Welttransport Holding (CHF)	5,412	965
UTi Worldwide	8,100	180
Yusen Air & Sea Service (JPY) (1)	14,000	291
		3,261
Airlines 0.5%
AirTran (2)	11,300	119
All Nippon Airways (JPY)	98,000	391
British Airways (GBP) (2)	44,532	383
Frontier Airlines Holdings (2)	5,200	31
Gol Linhas Aereas Intel, ADR (1)	21,600	473
Southwest Airlines	275,900	4,169
		5,566
Building Products 0.1%
American Woodmark	4,500	136
Builders FirstSource (2)	5,600	73
Gibraltar Industries	4,050	81
JS Group (JPY) (1)	16,200	322
Nichias (JPY)	50,000	526
Simpson Manufacturing	3,700	122
Universal Forest Products	4,800	179
		1,439
Commercial Services & Supplies 0.4%
American Reprographics (2)	9,300	227
Angelica	5,100	104
G & K Services, Class A	7,400	308
Kforce (2)	9,300	142
LECG (2)	9,300	143
Multi-Color	3,500	130
Nissha Printing (JPY)	14,200	395
Pike Electric (2)	5,200	98
Resources Connection	11,100	333
Ritchie Bros Auctioneers	5,000	323
Waste Connections (2)	11,400	347
Waste Management	76,000	2,863
		5,413
Construction & Engineering 0.4%
Acciona (EUR) (1)	7,910	1,987
Carillion (GBP)	23,700	192
Foster Wheeler (2)	26,200	3,103
Insituform Technologies (2)	5,700	94
Quanta Services (2)	5,625	159
		5,535
Electrical Equipment 0.3%
ABB (CHF)	24,600	607
Baldor Electric	13,300	554
Belden	9,100	442
Franklin Electric	900	37
Mitsubishi Electric (JPY)	86,000	1,021
Smith AO	12,500	603
Woodward Governor	2,100	123
		3,387
Industrial Conglomerates 3.2%
3M	41,600	3,785
DCC (EUR)	45,832	1,215
GE	683,000	26,548
Hutchison Whampoa (HKD)	84,200	839
McDermott International (2)	22,500	2,160
Orkla (NOK)	79,900	1,305
Sembcorp (SGD)	309,020	1,148
Tomkins (GBP)	101,847	492
Tyco International (2)	45,000	1,987
		39,479
Machinery 2.3%
3-D Systems (2)	5,600	112
Accuride (2)	2,900	38
Actuant, Class A	7,580	462
Atlas Copco, A Shares (SEK)	48,300	804
Atlas Copco, B Shares (SEK)	15,100	240
Cargotec (EUR)	19,562	954
Cascade	2,200	162
Caterpillar	9,900	750
Danaher	135,700	10,539
Deere	7,300	993
ESCO Technologies (2)	10,800	355
Fanuc (JPY)	8,300	809
Graco	7,750	313
Greenbrier Companies	1,800	53
Harsco	13,400	746
IDEX	4,950	190
Illinois Tool Works (1)	119,200	6,934
Joy Global (1)	400	17
Lindsay	2,200	89
NSK (JPY)	72,000	620
RBC Bearings (2)	7,800	277
Toro	11,100	657
Toshiba Machine (JPY)	45,000	336
Volvo, B Shares (SEK)	58,100	1,006
		27,456
Marine 0.1%
Nippon Yusen (JPY) (1)	68,000	678
		678
Road & Rail 0.4%
Arriva (GBP)	32,565	499
Heartland Express	3,945	61
Knight Transportation	19,375	356
Norfolk Southern	67,600	3,462
Ryder System	2,200	121
		4,499
Trading Companies & Distributors 0.3%
Applied Industrial Technologies	14,800	473
Electro Rent	4,300	62
H&E Equipment Services (2)	13,400	276
Interline Brands (2)	8,500	206
Mitsui (JPY)	63,000	1,329
NuCo2 (2)	6,200	163
Sumitomo (JPY)	49,100	860
Transdigm Group (2)	2,300	93
		3,462
Transportation Infrastructure 0.0%
BBA Aviation (GBP)	94,900	463
		463

Total Industrials & Business Services		115,528

INFORMATION TECHNOLOGY 14.8%
Communications Equipment 3.1%
Acme Packet (2)	1,100	17
ADTRAN	8,100	217
Alcatel-Lucent, ADR	121,000	1,325
Cisco Systems (2)	312,800	9,985
Corning	97,400	2,276
Ericsson (SEK)	701,100	2,617
Finisar (2)	62,800	237
IXIA (2)	7,800	71
Juniper Networks (2)	250,700	8,253
Nokia (EUR)	86,341	2,847
Nokia, ADR	217,400	7,148
Optium (2)	4,200	33
QUALCOMM	77,900	3,107
Tekelec (2)	3,800	47
		38,180
Computers & Peripherals 2.3%
Acer (TWD)	246,657	435
Apple (2)	59,700	8,267
Dell (2)	263,700	7,450
EMC (2)	183,500	3,608
Emulex (2)	8,000	156
Hewlett-Packard	37,300	1,841
IBM	33,000	3,851
Intermec (2)	2,900	71
Komag (2)	3,100	100
Neoware (2)	3,500	56
Network Appliance (2)	28,800	802
Palm (2)	25,000	375
Synaptics (2)	3,800	165
Wacom (JPY) (1)	113	227
Xyratex (2)	8,900	185
		27,589
Electronic Equipment & Instruments 0.4%
Cogent (2)	2,300	33
DTS (2)	4,400	115
Hamamatsu Photonics (JPY) (1)	27,300	836
HOYA (JPY)	9,500	330
IPG Photonics (2)	2,300	42
KEMET (2)	9,400	65
Littelfuse (2)	6,400	214
Measurement Specialties (2)	1,000	24
MTS Systems	6,600	278
National Instruments	4,500	142
Newport (2)	6,500	90
Orbotech (2)	5,000	108
Plexus (2)	2,400	57
Scansource (2)	1,500	42
Star Micronics (JPY)	28,000	819
Tyco Electronics (2)	51,100	1,782
Venture (SGD)	33,000	340
		5,317
Internet Software & Services 1.6%
Ariba (2)	17,900	157
Bankrate (2)	4,400	172
CNET Networks (2)	21,600	158
Dealertrack (2)	4,100	157
Digital River (2)	5,800	269
eBay (2)	126,000	4,297
Google, Class A (2)	22,320	11,500
Monster Worldwide (2)	53,000	1,813
The Knot (2)	5,000	105
Visual Sciences (1)(2)	1,600	29
Websense (2)	7,100	146
		18,803
IT Services 1.2%
Accenture, Class A	42,200	1,739
Automatic Data Processing	123,100	5,630
EnerNOC (2)	700	25
First Data	58,100	1,930
Global Payments	9,000	355
Heartland Payment Systems	3,600	107
Logica (GBP)	109,569	362
Mastercard, Class A (1)	2,000	274
MPS Group (2)	18,800	259
NS Solutions (JPY)	11,700	328
Ordina (EUR) (1)	30,470	620
Paychex	8,600	382
RightNow Technologies (2)	9,400	138
Western Union	102,700	1,934
		14,083
Office Electronics 0.2%
Canon (JPY)	28,100	1,607
Neopost (EUR)	3,464	531
		2,138
Semiconductor & Semiconductor Equipment 3.3%
Advanced Analogic Technologies (2)	13,400	122
Analog Devices	150,600	5,554
Applied Materials	28,800	615
ASML (EUR) (2)	57,330	1,707
ASML, ADS (1)(2)	78,200	2,320
Atheros Communications (2)	4,100	123
ATMI (2)	2,600	78
Broadcom, Class A (2)	14,800	511
Brooks-Pri Automation (2)	6,106	86
Cabot Microelectronics (2)	3,300	138
Conexant Systems (2)	119,100	133
Cymer (2)	5,500	218
Diodes (2)	11,250	341
Entegris (2)	24,139	228
Exar (2)	8,500	113
FEI (2)	9,700	272
Formfactor (2)	3,000	136
Intel	326,800	8,415
Lattice Semiconductor (2)	16,500	82
Marvell Technology Group (2)	236,600	3,920
Mattson Technology (2)	9,000	95
Maxim Integrated Products	94,000	2,821
MKS Instruments (2)	4,800	106
Nextest Systems (2)	5,700	64
ON Semiconductor (2)	1,800	21
PDF Solutions (2)	10,000	98
Semitool (2)	10,600	103
Semtech (2)	13,500	241
Silicon Laboratories (2)	7,400	273
Standard Microsystems (2)	7,600	273
Texas Instruments	168,700	5,776
Tokyo Electron (JPY)	11,800	845
Veeco (2)	2,100	37
Virage Logic (2)	3,100	21
Volterra Semiconductor (2)	5,200	56
Xilinx (1)	150,900	3,859
Zarlink Semiconductor (2)	26,500	41
		39,842
Software 2.7%
Adobe Systems (2)	57,800	2,471
Autodesk (2)	69,200	3,205
Bottomline Technologies (2)	5,700	75
Catapult Communications (2)	3,200	22
DemandTec (2)	4,100	39
Electronic Arts (2)	69,700	3,690
FactSet Research Systems	8,250	494
Intuit (2)	50,400	1,376
Jack Henry & Associates	21,500	564
Microsoft	566,300	16,270
Motive (2)	6,500	16
Oracle (2)	176,800	3,586
Progress Software (2)	6,600	201
Pros Holdings (2)	1,700	23
Quest Software (2)	11,800	172
Red Hat (2)	6,300	123
Salary.com (2)	3,600	44
Sourcefire (2)	3,700	36
SPSS (2)	4,100	167
THQ (2)	10,600	305
Wind River Systems (2)	9,000	95
		32,974

Total Information Technology		178,926

MATERIALS 2.9%
Chemicals 1.0%
Arch Chemicals	9,200	399
Asahi Kasei (JPY)	59,000	444
BASF (EUR)	10,210	1,353
DuPont	86,000	4,193
Ferro	3,900	76
Material Sciences (2)	5,700	62
Mitsubishi Gas Chemical (JPY) (1)	90,000	760
Monsanto	64,100	4,470
Symyx Technologies (2)	3,600	32
Tosoh (JPY)	80,000	492
Wacker Chemie (EUR) (1)	2,300	502
		12,783
Construction Materials 0.2%
Boral (AUD)	64,894	418
CEMEX, Equity Units (MXN)	125,404	407
Holcim (CHF)	9,968	1,081
		1,906
Containers & Packaging 0.0%
Chesapeake Corp.	5,800	57
Smurfit-Stone Container (2)	10,800	114
		171
Metals & Mining 1.0%
Freeport McMoRan Copper Gold	36,400	3,182
Lihir Gold (AUD) (2)	60,540	153
Meridian Gold (2)	13,000	361
Metal Management	4,900	230
Nippon Steel (JPY) (1)	164,000	1,152
Nucor	9,800	518
Rio Tinto (AUD)	29,718	2,269
SSAB Svenskt Stal, Series A (SEK)	67,852	2,309
Teck Cominco, Class B (CAD)	13,000	554
ThyssenKrupp (EUR)	17,847	1,045
		11,773
Paper & Forest Products 0.7%
Bowater	104,300	1,756
International Paper	120,300	4,224
MeadWestvaco	68,500	2,164
		8,144

Total Materials		34,777
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 0.7%
Aruba Networks (2)	1,800	33
AT&T	47,600	1,898
France Telecom (EUR)	21,600	655
nTelos	3,400	91
Premiere Global Services (2)	7,100	93
Qwest Communications International (1)(2)	90,100	806
Telefonica (EUR)	120,393	3,002
Telenor ASA (NOK)	57,200	1,057
Telstra (AUD)	156,400	557
Time Warner Telecom, Class A (2)	11,600	255
		8,447
Wireless Telecommunication Services 2.4%
America Movil, ADR	125,300	7,576
American Tower Systems, Class A (1)(2)	148,900	5,899
Bharti Airtel (INR) (2)	27,800	600
Bouygues (EUR) (1)	20,233	1,599
KDDI (JPY)	117	904
MetroPCS Communications (1)(2)	35,700	974
Rogers Communications, Class B	100,100	4,533
SBA Communications (2)	3,100	101
Sprint Nextel	198,800	3,761
Starhub (SGD)	296,770	588
Vodafone, ADR	78,000	2,527
		29,062

Total Telecommunication Services		37,509
UTILITIES 1.4%
Electric Utilities 0.9%
Cleco	6,100	141
Duke Energy	30,700	563
E.ON AG (EUR)	24,090	4,049
El Paso Electric (2)	6,000	134
Empire District Electronics	6,800	156
Entergy	30,800	3,191
Pinnacle West Capital (1)	50,300	2,004
Unisource Energy	9,200	272
		10,510
Gas Utilities 0.2%
Hong Kong & China Gas (HKD)	414,000	955
Osaka Gas (JPY)	253,000	939
SEMCO Energy (2)	8,800	67
Southwest Gas	9,600	278
		2,239
Multi-Utilities 0.3%
AEM S.p.A. (EUR) (1)	154,380	563
Black Hills	2,900	120
Centrica (GBP)	215,100	1,675
NiSource	99,200	1,869
		4,227
Total Utilities		16,976
Total Common Stocks (Cost $787,554)		1,007,500
PREFERRED STOCKS 0.1%
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius (EUR)	14,451	1,065
Total Health Care		1,065
Total Preferred Stocks (Cost $545)		1,065
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
General Motors (2)	33,500	850
Total Consumer Discretionary		850
FINANCIALS 0.0%
Capital Markets 0.0%
Morgan Stanley (1)	14,700	778
Total Financials		778

Total Convertible Preferred Stocks (Cost $1,477)		1,628
CONVERTIBLE BONDS 0.0%
Newmont Mining, 1.625%, 7/15/17 (3)	247,000	267
Total Convertible Bonds (Cost $247)		267

CORPORATE BONDS 2.7%
3M, 5.70%, 3/15/37	170,000	165
ACE INA Holdings, 5.70%, 2/15/17	195,000	190
ACE INA Holdings, 5.875%, 6/15/14	100,000	101
AGFC Capital Trust I, 6.00%, 1/15/67 (3)	100,000	93
Alabama Power, VR, 5.695%, 8/25/09	90,000	91
Amerada Hess, 7.875%, 10/1/29	65,000	74
America Movil, 6.375%, 3/1/35	190,000	185
American Express, 5.25%, 9/12/11	165,000	165
American General Finance, 5.40%, 12/1/15	180,000	172
Anheuser-Busch Companies, 6.45%, 9/1/37	85,000	87
Apache, 6.00%, 1/15/37	120,000	115
Appalachian Power, 6.375%, 4/1/36	90,000	89
Archstone-Smith Operating Trust, 5.25%, 5/1/15	115,000	111
AT&T, 5.30%, 11/15/10	405,000	405
AT&T, 5.625%, 6/15/16	375,000	370
AT&T, 6.45%, 6/15/34	220,000	221
AT&T Broadband, 8.375%, 3/15/13	225,000	252
AT&T Wireless, 7.875%, 3/1/11	110,000	119
Atmos Energy, 4.00%, 10/15/09	120,000	117
Avalonbay Communities, 6.125%, 11/1/12	110,000	113
Baker Hughes, 6.875%, 1/15/29	110,000	121
Bank of America, 5.75%, 8/15/16	145,000	144
Bank of America, 6.00%, 9/1/17	210,000	213
Bank of America Capital Trust, 5.625%, 3/8/35	255,000	229
Bank One, 5.25%, 1/30/13	515,000	501
BB&T Capital Trust II, 6.75%, 6/7/36	230,000	237
BG&E, 5.90%, 10/1/16	210,000	209
BHP Finance, 5.40%, 3/29/17	170,000	166
Black Hills, 6.50%, 5/15/13	90,000	91
Boardwalk Pipelines, 5.50%, 2/1/17	30,000	29
Boeing Capital, 6.10%, 3/1/11	170,000	176
Bunge Finance, 5.90%, 4/1/17	245,000	235
Burlington Northern Santa Fe, 5.65%, 5/1/17	148,000	145
Burlington Northern Santa Fe, 6.15%, 5/1/37	245,000	236
Capital One, 6.745%, 2/17/37	310,000	266
Cardinal Health, VR, 5.63%, 10/2/09 (3)	130,000	130
Caterpillar Financial Services, 5.85%, 9/1/17	125,000	126
CE Electric UK Funding, 6.995%, 12/30/07 (3)	90,000	90
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	175,000	168
Centerpoint Energy, 7.25%, 9/1/10	75,000	79
Centex, 5.45%, 8/15/12	130,000	119
Cisco Systems, 5.25%, 2/22/11	155,000	156
CIT Group, 6.00%, 4/1/36	64,000	47
Citigroup, 5.00%, 9/15/14	200,000	192
Citigroup, 5.50%, 8/27/12	170,000	172
Comcast, 5.875%, 2/15/18	150,000	146
ConocoPhillips, 5.90%, 10/15/32	130,000	128
Cooper, 6.10%, 7/1/17	160,000	166
Costco Wholesale, 5.30%, 3/15/12	140,000	141
Countrywide Home Loans, 4.125%, 9/15/09	305,000	274
Cox Communications, 7.125%, 10/1/12	70,000	74
Credit Agricole SA, 6.637%, 5/29/49 (3)	100,000	94
Credit Suisse Guernsey, 5.86%, 5/29/49	160,000	152
CRH America, 6.00%, 9/30/16	170,000	170
CS First Boston, 5.50%, 8/16/11	120,000	121
D.R. Horton, 6.50%, 4/15/16	150,000	134
DaimlerChrysler, VR, 5.81%, 8/3/09	165,000	165
DaimlerChrysler, 6.50%, 11/15/13	40,000	41
Devon Financing, 6.875%, 9/30/11	90,000	95
Devon Financing, 7.875%, 9/30/31	100,000	118
Diamond Offshore Drilling, 4.875%, 7/1/15	85,000	80
Diamond Offshore Drilling, 5.15%, 9/1/14	65,000	63
Du Pont (EI) de Nemours & Co., 5.60%, 12/15/36	215,000	201
Duke Energy Carolinas, 6.10%, 6/1/37	160,000	158
Dun & Bradstreet, 5.50%, 3/15/11	85,000	86
El Paso Electric, 6.00%, 5/15/35	145,000	136
El Paso Natural Gas, 5.95%, 4/15/17 (3)	55,000	55
Eli Lilly & Co., 5.55%, 3/15/37	155,000	145
Emerson Electric Company, 4.75%, 10/15/15	250,000	237
Enbridge, 5.60%, 4/1/17	155,000	150
Enterprise Products Operations, 4.95%, 6/1/10	200,000	199
Enterprise Products Operations, 6.30%, 9/15/17	85,000	85
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	305,000	295
ERP Operating, 5.25%, 9/15/14	110,000	105
Federal Realty Investment Trust, 6.00%, 7/15/12	65,000	67
Federated Department Stores, 5.35%, 3/15/12	75,000	74
Florida Power & Light, 6.20%, 6/1/36	60,000	61
Ford Motor Credit, 5.80%, 1/12/09	245,000	231
Fortune Brands, 5.125%, 1/15/11	95,000	93
France Telecom, STEP, 7.75%, 3/1/11	100,000	107
Franklin Resources, 3.70%, 4/15/08	30,000	30
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	140,000	150
Fund American Companies, 5.875%, 5/15/13	115,000	114
GE Capital, 5.375%, 10/20/16	245,000	243
GE Capital, 5.875%, 2/15/12	325,000	333
GE Capital, 6.00%, 6/15/12	520,000	536
Genentech, 4.75%, 7/15/15	100,000	95
Genworth Financial, 5.75%, 6/15/14	115,000	116
Genworth Financial, 6.15%, 11/15/66	75,000	69
Goldman Sachs Capital I, 6.345%, 2/15/34	490,000	445
Halliburton, 5.50%, 10/15/10	190,000	192
Harrah's Operating, 5.50%, 7/1/10	135,000	127
Hartford Financial Services Group, 5.375%, 3/15/17	195,000	189
HBOS, 5.92%, 9/29/49 (3)	200,000	195
HBOS, 6.00%, 11/1/33 (3)	250,000	249
Highmark, 6.80%, 8/15/13 (3)	90,000	94
Home Depot, 5.40%, 3/1/16	155,000	146
Hospitality Properties Trust, 5.625%, 3/15/17	115,000	108
HSBC Finance, 5.00%, 6/30/15	150,000	141
HSBC Finance, 5.90%, 6/19/12	340,000	340
HSBC Holdings, 6.50%, 5/2/36	100,000	103
International Lease Finance, 5.45%, 3/24/11	160,000	159
International Speedway, 4.20%, 4/15/09	55,000	54
J.C. Penney, 9.00%, 8/1/12	165,000	188
Jefferies Group, 5.875%, 6/8/14	94,000	93
Jefferies Group, 6.25%, 1/15/36	115,000	105
Jersey Central Power and Light, 5.65%, 6/1/17 (3)	205,000	201
John Deere Capital Corp., 5.50%, 4/13/17	230,000	229
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	145,000	127
Kinder Morgan Finance, 5.70%, 1/5/16	175,000	157
Kroger, 8.05%, 2/1/10	120,000	127
Lafarge, 6.15%, 7/15/11	70,000	73
Legg Mason, 6.75%, 7/2/08	65,000	65
Lennar, 5.60%, 5/31/15	175,000	155
Lincoln National, 6.05%, 4/20/17	80,000	75
Lloyds TSB, 6.267%, 12/31/49 (3)	160,000	147
Mack-Cali Realty, 5.125%, 2/15/14	120,000	115
Mack-Cali Realty, 5.80%, 1/15/16	80,000	78
Mangrove Bay PTC, 6.102%, 7/15/33 (3)	100,000	100
MBNA America Bank, 4.625%, 8/3/09	125,000	124
McCormick & Co., 5.20%, 12/15/15	135,000	131
McDonald's, 5.30%, 3/15/17	155,000	150
MDC Holdings, 5.50%, 5/15/13	160,000	151
Medtronic, 4.75%, 9/15/15	185,000	174
Merrill Lynch, 6.05%, 5/16/16	285,000	282
Merrill Lynch, 6.22%, 9/15/26	170,000	164
MetLife, 6.125%, 12/1/11	120,000	124
MetLife, 6.40%, 12/15/36	155,000	141
MidAmerican Energy, 6.125%, 4/1/36	130,000	126
Mizuho Capital Investment, 6.686%, 12/31/49 (3)	56,000	53
Monongahela Power, 5.70%, 3/15/17 (3)	160,000	163
Morgan Stanley, 6.25%, 8/9/26	55,000	54
MUFG Capital Finance, 6.346%, 7/29/49	100,000	96
National Semiconductor, 6.15%, 6/15/12	80,000	82
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	65,000	63
News America, 6.15%, 3/1/37	310,000	286
News America, 6.40%, 12/15/35	155,000	148
NLV Financial, 7.50%, 8/15/33 (3)	70,000	71
Norfolk Southern, 6.00%, 4/30/08	190,000	190
Northern Trust, 4.60%, 2/1/13	50,000	47
Northern Trust, 5.30%, 8/29/11	100,000	100
Northrop Grumman, 7.125%, 2/15/11	145,000	154
NVR, 5.00%, 6/15/10	55,000	53
Oracle, 5.00%, 1/15/11	170,000	169
Owens Corning, 6.50%, 12/1/16	50,000	50
Pacific Gas & Electric, 4.80%, 3/1/14	95,000	91
Pacific Gas & Electric, 5.80%, 3/1/37	155,000	147
Panhandle Eastern Pipeline, 4.80%, 8/15/08	45,000	45
Petro-Canada, 5.95%, 5/15/35	120,000	113
Placer Dome, 6.45%, 10/15/35	155,000	159
PNC Funding, 5.625%, 2/1/17	150,000	149
Praxair, 2.75%, 6/15/08	100,000	98
Praxair, 5.20%, 3/15/17	155,000	149
Principal Financial Group, 6.05%, 10/15/36	115,000	111
Principal Life Global Funding I, 5.125%, 10/15/13 (3)	110,000	110
Procter & Gamble, 4.95%, 8/15/14	490,000	482
Progress Energy, 5.625%, 1/15/16	160,000	159
Public Service Electric & Gas, 5.70%, 12/1/36	215,000	203
Public Service of New Mexico, 4.40%, 9/15/08	95,000	94
Pulte Homes, 5.20%, 2/15/15	175,000	145
Reckson Operating, 6.00%, 3/31/16	105,000	101
Regency Centers, 5.875%, 6/15/17	65,000	64
Rogers Cable, 5.50%, 3/15/14	100,000	96
Rogers Wireless, 7.50%, 3/15/15	140,000	151
Sabmiller, 6.20%, 7/1/11 (3)	185,000	192
Sealed Air, 5.375%, 4/15/08 (3)	90,000	90
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	45,000	49
Simon Property Group, 5.75%, 12/1/15	220,000	218
SLM Corporation, VR, 3.82%, 4/1/09	90,000	85
Southern, 5.30%, 1/15/12	70,000	70
Southern California Edison, 4.65%, 4/1/15	175,000	166
Southern California Gas, 5.75%, 11/15/35	210,000	203
Southern Natural Gas, 5.90%, 4/1/17 (3)	55,000	53
Sovereign Capital Trust VI, 7.908%, 6/13/36	130,000	141
Sprint Capital, 6.875%, 11/15/28	125,000	122
Sprint Capital, 6.90%, 5/1/19	240,000	244
Sun Life Financial Global Funding, VR, 5.61%, 10/6/13 (3)	180,000	179
Sunoco, 5.75%, 1/15/17	146,000	144
Tampa Electric, 6.15%, 5/15/37	175,000	172
Target, 4.00%, 6/15/13	180,000	167
Target, 5.875%, 7/15/16	310,000	311
Telecom Italia Capital, 5.25%, 11/15/13	475,000	464
Telefonica Emisiones, 6.221%, 7/3/17	125,000	126
Telefonica Emisiones, 6.421%, 6/20/16	170,000	174
Teva Pharmaceutical Finance, 5.55%, 2/1/16	70,000	68
Time Warner, 5.875%, 11/15/16	305,000	299
Time Warner Cable, 5.40%, 7/2/12 (3)	155,000	154
Time Warner Entertainment, 7.25%, 9/1/08	140,000	141
Time Warner Entertainment, 8.375%, 7/15/33	275,000	319
Torchmark, 6.375%, 6/15/16	115,000	118
Transatlantic Holdings, 5.75%, 12/14/15	125,000	123
Travelers Companies, 6.25%, 3/15/67	155,000	148
U.S. Bancorp, 4.50%, 7/29/10	175,000	172
Union Electric Company, 5.40%, 2/1/16	210,000	203
United Technologies, 5.40%, 5/1/35	75,000	70
UnitedHealth Group, 5.375%, 3/15/16	275,000	268
Valero Energy Corporation, 6.125%, 6/15/17	235,000	237
Verizon Communications, 5.555%, 2/15/16	275,000	271
Verizon Global Funding, 7.75%, 12/1/30	85,000	97
Viacom, 5.625%, 8/15/12	80,000	80
Viacom, 6.25%, 4/30/16	230,000	230
Virginia Electric & Power, 4.50%, 12/15/10	155,000	152
Vodafone Group, 5.625%, 2/27/17	150,000	145
Wachovia Bank, 4.875%, 2/1/15	225,000	213
WellPoint, 5.00%, 1/15/11	95,000	94
Wells Fargo, 4.875%, 1/12/11	160,000	158
Wells Fargo Bank, 4.75%, 2/9/15	250,000	235
Westar Energy, 5.10%, 7/15/20	70,000	66
Willis North America, 6.20%, 3/28/17	110,000	106
WM Wrigley, 4.65%, 7/15/15	50,000	47
WPD Holdings, 6.875%, 12/15/07 (3)	65,000	65
Wyeth, 5.95%, 4/1/37	155,000	148
Xerox, 5.50%, 5/15/12	65,000	64
Xstrata Finance Canada, 5.50%, 11/16/11 (3)	145,000	146
XTO Energy, 5.65%, 4/1/16	95,000	93
XTO Energy, 6.75%, 8/1/37	65,000	67
Total Corporate Bonds (Cost $33,230)		32,602
ASSET-BACKED SECURITIES 0.8%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	1,035,000	1,036

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.901%, 6/16/14	750,000	735

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	210,000	209

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (3)	700,000	702

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (3)	100,000	100

Capital One Multi-Asset Execution Trust
Series 2007, Class C2, VR
5.911%, 11/17/14	750,000	736

Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
5.901%, 4/15/13	315,000	316

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	15,115	14

Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.57%, 6/22/12	800,000	808

CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	225,000	226

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	300,000	321

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	190,000	189
GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
5.911%, 6/15/13	400,000	394

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (3)	225,000	224

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	250,000	252

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (3)	354,488	361

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (3)	130,954	128

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	800,000	781

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
5.901%, 10/15/13	170,000	166

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	275,000	283

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	300,000	322

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	175,000	178

Triad Auto Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	350,000	355

USAA Auto Owner Trust
Series 2007-1, Class A4
5.55%, 2/15/13	585,000	586
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.86%, 2/20/09	350,000	347

Total Asset-Backed Securities (Cost $9,781)		9,769

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.4%
American Tower Trust
Series 2007-1A, Class D, CMO
5.957%, 4/15/37 (3)	210,000	200

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	400,000	384

Banc of America Commercial Mortgage
Series 2005-3, Class A2, CMO
4.501%, 7/10/43	485,000	477

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.103%, 2/25/34	112,139	110

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, ARM
4.197%, 5/25/34	74,776	73

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.741%, 9/25/34	63,071	62

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.879%, 10/25/34	74,077	72

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.09%, 11/25/35	321,300	317

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.261%, 11/25/35	171,117	170

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	360,066	355
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	439,405	438

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	225,000	213

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	300,000	290

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	133,657	131

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	251,640	250

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.895%, 9/11/38	725,000	734

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.486%, 2/11/44	450,000	443

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	82,510	81

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.40%, 7/15/44	325,000	319

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	500,000	490

Commercial Mortgage PTC
Series 2007-C9, Class A4, CMO, VR
6.01%, 12/10/49	500,000	504

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	475,000	463

CS First Boston Mortgage Securities
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	725,000	685
DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	192,545	198

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	225,000	232

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	270,366	269

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	275,000	285

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	8,076	8

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	500,000	490

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	85,000	82

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 3/10/39	800,000	787

JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1B2, Class A2, CMO
6.244%, 4/15/35	491,856	497

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	254,020	260

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	475,000	462

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.345%, 12/15/44	425,000	416

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	650,000	644
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	356,294	351

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	800,000	777

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	275,000	272

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	450,000	425

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	500,000	486

Morgan Stanley Capital I
Series 2007-IQ15, Class A4, CMO
6.078%, 6/11/49	750,000	759

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	625,000	622

Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.797%, 1/25/34	240,634	233

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.545%, 3/25/35	136,896	133

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.027%, 9/25/36	571,610	573

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, VR
5.67%, 10/25/36	471,310	469

Total Non-U.S. Government Mortgage-Backed Securities (Cost $17,261)		16,991
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.5%
U.S. Government Agency Obligations 4.3% (4)
Federal Home Loan Mortgage
4.50%, 11/1/18 - 8/1/35	1,591,828	1,483
5.00%, 12/1/08 - 11/1/35	1,397,246	1,345
5.50%, 3/1/18 - 12/1/33	1,182,897	1,178
6.00%, 10/1/16 - 9/1/34	2,019,793	2,034
6.50%, 3/1/32 - 9/1/32	805,470	825
7.00%, 11/1/30 - 6/1/32	16,527	17
Federal Home Loan Mortgage, ARM
4.484%, 9/1/32	14,641	15
4.759%, 7/1/35	56,444	56
5.049%, 11/1/35	137,879	137
5.068%, 3/1/36	244,869	241
5.133%, 1/1/36	679,886	677
5.346%, 2/1/37	991,428	981
5.388%, 1/1/36	64,706	64
5.401%, 2/1/37	413,195	409
5.462%, 2/1/37	804,272	800
5.931%, 2/1/37	753,230	758
5.953%, 1/1/37	165,177	166
5.984%, 12/1/36	555,168	551
6.012%, 11/1/36	403,227	399
6.045%, 10/1/36	414,752	418
6.133%, 10/1/36	442,428	440
6.221%, 8/1/36	582,165	581
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	930,946	933
6.50%, 8/15/30	513,742	525
Federal Home Loan Mortgage, CMO, IO
4.50%, 7/15/11 – 5/15/16	227,124	19
Federal National Mortgage Assn.
4.50%, 5/1/18 - 9/1/34	3,312,673	3,163
5.00%, 5/1/19 - 9/1/35	6,985,106	6,764
5.50%, 1/1/17 - 6/1/37	15,243,226	14,985
6.00%, 4/1/12 - 8/1/37	4,041,641	4,052
6.50%, 5/1/17 - 12/1/36	2,469,083	2,512
Federal National Mortgage Assn., ARM
4.781%, 11/1/35	179,963	180
5.321%, 12/1/35	117,601	117
5.342%, 12/1/35	139,388	140
5.509%, 12/1/35	205,195	204
5.543%, 7/1/36	547,097	549
5.662%, 12/1/35	63,135	63
5.984%, 9/1/36	172,326	172
5.992%, 8/1/36	348,406	354
6.037%, 12/1/36	236,661	239
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	83,276	82
5.00%, 3/25/15	239,623	239
5.50%, 5/25/27	280,217	281
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	21,265	1
6.50%, 2/1/32	26,500	7
Federal National Mortgage Assn., TBA
5.50%, 1/1/33	3,500,000	3,419
7.00%, 1/1/36	225,000	231
		52,806
U.S. Government Obligations 0.2%
Government National Mortgage Assn.
4.50%, 2/20/35	52,325	49
5.00%, 7/15/33 - 10/20/33	1,594,783	1,541
5.50%, 7/15/33	267,927	264
6.00%, 5/15/26 - 11/20/33	205,086	206
6.50%, 3/15/26 - 12/20/33	24,690	25
7.00%, 3/15/13 - 2/15/30	28,299	29
8.00%, 1/15/22 - 10/20/25	30,204	32
		2,146

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $55,728)		54,952
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 3.2%
U.S. Government Agency Obligations 0.6% (4)
Federal Home Loan Bank, 5.125%, 8/14/13 (1)	700,000	707
Federal Home Loan Bank, 5.60%, 6/28/11	555,000	572
Federal Home Loan Mortgage, 5.00%, 7/15/14	450,000	453
Federal Home Loan Mortgage, 5.125%, 2/27/09	290,000	291
Federal Home Loan Mortgage, 6.00%, 6/15/11 (1)	900,000	941
Federal National Mortgage Assn., 3.25%, 8/15/08	1,265,000	1,248
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	250,000	245
Federal National Mortgage Assn., 4.375%, 10/15/15	625,000	599
Federal National Mortgage Assn., 4.875%, 12/15/16 (1)	260,000	256
Federal National Mortgage Assn., 6.00%, 5/15/11 (1)	275,000	287
Federal National Mortgage Assn., 7.125%, 6/15/10 (1)	1,220,000	1,300
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	240,000	295
		7,194
U.S. Treasury Obligations 2.6%
U.S. Treasury Bonds, 4.75%, 2/15/37 (1)	690,000	682
U.S. Treasury Bonds, 8.00%, 11/15/21 (1)	1,330,000	1,759
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	2,387,383	2,336
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16 (1)	1,207,007	1,222
U.S. Treasury Inflation-Indexed Notes, 2.625%, 7/15/17 (1)	1,708,874	1,751
U.S. Treasury Inflation-Indexed Notes, 4.25%, 1/15/10 (1)	3,857,336	4,006
U.S. Treasury Notes, 3.375%, 2/15/08	1,015,000	1,011
U.S. Treasury Notes, 3.375%, 11/15/08 (1)	350,000	346
U.S. Treasury Notes, 3.875%, 9/15/10 (1)	1,030,000	1,022
U.S. Treasury Notes, 4.00%, 11/15/12 (1)	6,750,000	6,673
U.S. Treasury Notes, 4.75%, 8/15/17	1,585,000	1,611
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	1,000,000	1,027
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	7,265,000	7,480
U.S. Treasury Notes, 5.75%, 8/15/10 (1)	945,000	986
		31,912

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $38,642)		39,106

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (3)	100,000	95
Pemex Project Funding Master Trust, 5.75%, 12/15/15	180,000	178
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (3)	120,000	122
Republic of Italy, 5.25%, 9/20/16	320,000	323
Republic of South Africa, 6.50%, 6/2/14	295,000	307
Swedish Export Credit, 5.125%, 3/1/17	300,000	304
United Mexican States, 6.375%, 1/16/13	95,000	100
Total Foreign Government Obligations & Municipalities (Cost $1,408)		1,429
MUNICIPAL SECURITIES 0.1%
California 0.0%
California, GO, 5.25%, 4/1/34 (Prerefunded 4/1/14) (5)	55,000	60
		60
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (6)	75,000	74
		74
New York 0.0%
New York City Housing Dev. Corp., 6.42%, 11/1/27	110,000	113
		113
Oregon 0.0%
Oregon, Taxable Pension, 5.892%, 6/1/27	40,000	40
		40
West Virginia 0.1%
Tobacco Settlement Fin. Auth., 7.467%, 6/1/47	200,000	191
		191
Total Municipal Securities (Cost $479)		478
BOND MUTUAL FUNDS 2.3%
T. Rowe Price Institutional High Yield Fund, 8.20% (7)(8)	1,526,230	15,140
T. Rowe Price Institutional International Bond Fund, 4.26% (7)(8)	1,234,738	12,520
Total Bond Mutual Funds (Cost $28,000)		27,660
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Reserve Investment Fund, 5.51% (8)(9)	24,085,178	24,085
Total Short-Term Investments (Cost $24,085)		24,085
SECURITIES LENDING COLLATERAL 9.9%
Money Market Pooled Account 1.8%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.457% (9)	21,424,842	21,425
		21,425
Money Market Trust 8.1%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.314% (9)	97,882,193	97,882
		97,882
Total Securities Lending Collateral (Cost $119,307)		119,307
Total Investments in Securities
110.3% of Net Assets (Cost $1,117,744)		$1,336,839

†	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at August 31, 2007 -- total value of such securities at period-end amounts to $126,361. See Note 2.
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$5,641 and represents 0.5% of net assets.
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(5)	Prerefunded date is used in determining portfolio maturity.
(6)	Insured by Financial Security Assurance Inc.
(7)	SEC 30-day yield
(8)	Affiliated Companies
(9)	Seven-day yield
ADR	American Depository Receipts
ADS	American Depository Shares
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
INR	Indian Rupee
IO	Interest Only security for which the fund receives interest on notional principal
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $3,650 (0.3% of net assets)
at period-end - see Note 2.
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%

Credit Default Swaps 0.0%	Notional Amount	Value

Barclays, Protection Sold (Relevant Credit: Vale Overseas
8.25%, 1/17/34), Receive 0.76%, Pay upon credit default
5/20/17	230,000	(7)

Citigroup, Protection Bought (Relevant Credit: Abbott
Laboratories, 5.40% 9/15/08), Pay 0.21%, Receive upon credit
default, 6/20/17	(60,000)	1

Citigroup, Protection Bought (Relevant Credit: Bristol Myers
Squibb, 5.25%, 8/15/13), Pay 0.23%, Receive upon credit
default, 6/20/17	(60,000)	1

Citigroup, Protection Bought (Relevant Credit: CenturyTel
7.875%, 8/15/12), Pay 0.64%, Receive upon credit default
9/20/12	(169,000)	(1)

Citigroup, Protection Bought (Relevant Credit: Merck
5.95%, 12/1/28), Pay 0.17%, Receive upon credit default
6/20/17	(60,000)	—

Citigroup, Protection Bought (Relevant Credit: Pfizer
4.65%, 3/1/18), Pay 0.11%, Receive upon credit default
6/20/17	(60,000)	—

Citigroup, Protection Bought (Relevant Credit: Schering Plough
5.30% 12/01/13), Pay 0.38%, Receive upon credit default
6/20/17	(60,000)	1

Goldman Sachs, Protection Bought (Relevant Credit: Arrow
Electronics, 6.875%, 6/1/18), Pay 0.59%, Receive upon credit
default, 9/20/12	(84,000)	(1)

Goldman Sachs, Protection Bought (Relevant Credit: Time
Warner, 6.875%, 5/1/12), Pay 0.635%, Receive upon credit
default, 12/20/16	(305,000)	1

Goldman Sachs, Protection Sold (Relevant Credit: GE Capital,
6.00%, 6/15/12), Receive 0.185%, Pay upon credit default,
6/20/17	350,000	(8)

Goldman Sachs, Protection Sold (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Receive 0.515%, Pay upon credit
default, 12/20/12	155,000	—

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(170,000)	—
JPMorgan Chase, Protection Bought (Relevant Credit: CBS Corp.
4.625%, 5/15/18), Pay 0.50%, Receive upon credit default
12/20/12	(155,000)	—

JPMorgan Chase, Protection Bought (Relevant Credit: Macy’s
Retail Holdings, 6.625%, 4/1/11), Pay 1.98%, Receive upon
credit default, 9/20/12	(96,000)	(4)

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	170,000	—

Morgan Stanley, Protection Bought (Relevant Credit: Marsh &
McLennan, 5.375%, 7/15/14), Pay 0.70%, Receive upon credit
default, 6/20/12	(65,000)	(1)

Morgan Stanley, Protection Sold (Relevant Credit: Avnet
6.00%, 9/1/15), Receive 0.90%, Pay upon credit default
9/20/12	84,000	1

		(17)

Interest Rate Swaps 0.0%

Morgan Stanley, 10 Year Interest Rate Swap, Receive Fixed
5.87%, Pay Variable 5.36%, 6/15/17	400,000	20

		20

Total Swaps (Premium Paid $—)		3

(8) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07

T. Rowe Price
Institutional High
Yield Fund, 8.20%	866	2,233	301	15,140	17,311
T. Rowe Price
Institutional
International Bond
Fund, 4.26%	2,784	-	129	12,520	9,500
T. Rowe Price Reserve
Investment Fund, 5.51%	¤	¤	377	24,085	35,788
Totals			807	51,745	62,599

¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Growth Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2007, the value of loaned securities was $126,361,000; aggregate collateral consisted of $119,307,000 in money market pooled accounts and U.S. government securities valued at $10,484,000.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $1,117,744,000. Net unrealized gain aggregated $219,104,000 at period-end, of which $246,263,000 related to appreciated investments and $27,159,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may invest in certain T. Rowe Price Institutional funds (underlying Institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying Institutional funds are open-end management investment companies managed by Price Associates and T. Rowe Price International, Inc. (collectively, the Institutional managers), and are affiliates of the fund (reflected on the Affiliated Companies table). Each underlying Institutional fund pays an annual all-inclusive management and administrative fee to the Institutional managers. To ensure that Personal Strategy Growth Fund does not incur duplicate fees for its assets invested in the underlying Institutional funds, each Institutional manager has agreed to reduce its management fee charged to the fund. Management and administrative fee rates related to shares of the underlying institutional funds for the three months ended August 31, 2007 are as follows:

Institutional High Yield Fund	Institutional International Bond Fund
0.50%	0.55%

For the period ended August 31, 2007, total realized loss on all affiliated companies was $33,000.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
Unaudited		August 31, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 43.2%
CONSUMER DISCRETIONARY 5.9%
Auto Components 0.1%
Aisin Seiki (JPY)	5,100	193
GKN (GBP)	27,923	207
Koito Manufacturing (JPY) (2)	15,000	170
Strattec Security (1)	500	24
TRW Automotive (1)	1,600	49
		643
Automobiles 0.4%
Bayerische Motoren Werke (EUR)	8,377	512
GM (2)	15,100	464
Harley-Davidson	18,100	974
Honda (JPY)	8,100	267
Piaggio & C S.p.A. (EUR) (2)	26,900	118
Toyota Motor (JPY)	11,600	673
Winnebago	200	5
		3,013
Distributors 0.0%
Jardine Cycle & Carriage (SGD)	12,000	123
Keystone Automotive (1)	600	28
Pacific Brands (AUD)	45,263	124
		275
Diversified Consumer Services 0.2%
Apollo Group, Class A (1)	2,400	141
Bright Horizons Family Solutions (1)	1,100	43
Corinthian Colleges (1)	5,600	79
H&R Block (2)	50,500	1,002
Matthews International, Class A	2,900	125
		1,390
Hotels, Restaurants & Leisure 0.7%
Applebee's	1,875	47
BJ's Restaurants (1)	1,700	38
CEC Entertainment (1)	950	29
International Game Technology	40,800	1,557
Marriott, Class A	24,000	1,066
McDonald's	5,800	286
MGM Mirage (1) (2)	5,800	487
Panera Bread, Class A (1)	1,200	52
PF Chang's China Bistro (1)	800	27
Red Robin Gourmet Burgers (1)	1,700	65
Ruby Tuesday	800	18
Sonic (1)	4,180	91
The Cheesecake Factory (1)	2,750	69
Wynn Resorts (2)	9,000	1,114
		4,946
Household Durables 0.5%
Alpine Electronics (JPY)	3,400	55
Fortune Brands	10,100	839
Harman International	4,800	544
Jarden (1)	1,450	48
Meritage (1)	2,200	40
Newell Rubbermaid	28,100	725
Persimmon (GBP)	8,733	205
Sony, ADR (2)	15,400	736
Sony (JPY)	8,700	416
Standard Pacific	3,400	34
TomTom (EUR) (1)	3,404	222
		3,864
Internet & Catalog Retail 0.5%
Amazon.com (1)	33,600	2,685
Liberty Media Interactive, Class A (1)	27,000	512
priceline.com (1)	1,300	108
		3,305
Leisure Equipment & Products 0.1%
Brunswick	1,900	48
MarineMax (1)	1,500	27
Nikon (JPY) (2)	13,000	407
Polaris Industries	200	10
Pool	1,768	58
		550
Media 1.4%
Aegis Group (GBP)	83,548	222
Belo, Class A	2,200	38
Cablevision Systems, Class A (1)	31,600	1,060
CBS, Class B	12,300	388
Comcast, Class A (1)	17,100	446
Discovery Holding, Series A (1)	32,900	827
EchoStar Communications, Class A (1)	17,000	720
Entercom Communications	900	19
Grupo Prisa (EUR) (2)	10,900	234
Grupo Televisa S.A.B. de C.V., ADR	16,400	427
Informa (GBP)	11,622	134
Liberty Media Capital, Class A (1)	8,800	959
McGraw-Hill	900	45
New York Times, Class A (2)	35,700	785
Omnicom	14,500	739
Publicis (EUR)	5,024	218
SanomaWSOY (EUR) (2)	6,090	186
Scholastic (1)	2,900	99
Shaw Communications, Class B	7,200	167
Television Broadcasts (HKD)	24,000	148
Time Warner	64,400	1,222
Viacom, Class B (1)	19,814	782
WPP Group, ADR (2)	300	21
WPP Group (GBP)	7,961	113
Young Broadcasting (1)	800	2
		10,001
Multiline Retail 0.8%
Big Lots (1)	1,400	42
Harvey Norman Holdings (AUD)	53,210	231
Kohl's (1)	47,400	2,811
Lotte Shopping, GDR (3)	4,930	91
PPR (EUR)	1,853	321
Target	27,800	1,833
		5,329
Specialty Retail 1.0%
AC Moore Arts & Crafts (1)	800	15
AnnTaylor Stores (1)	3,400	107
Aoyama Trading (JPY) (2)	1,400	38
Bed Bath & Beyond (1)	46,300	1,604
Borders Group	4,000	60
Christopher & Banks	1,525	18
Cost Plus (1)	900	4
DSG International (GBP)	37,828	119
Esprit Holdings (HKD)	15,400	227
Hibbett Sports (1)	2,100	52
Home Depot	65,500	2,509
Hot Topic (1)	3,200	27
Inditex (EUR)	3,301	194
J Crew Group (1)	400	20
Monro Muffler Brake	1,700	64
RadioShack (2)	10,100	240
The Finish Line, Class A	700	4
TJX	41,200	1,256
Tween Brands (1)	2,200	65
Zale (1)	2,400	54
Zumiez (1)	1,900	92
		6,769
Textiles, Apparel & Luxury Goods 0.2%
Adidas (EUR)	4,356	257
Benetton Group (EUR)	18,748	287
Coach (1)	23,400	1,042
Lululemon Athletica (1)	400	14
Under Armour (1)	500	32
Warnaco Group (1)	1,600	56
		1,688

Total Consumer Discretionary		41,773

CONSUMER STAPLES 2.7%

Beverages 0.7%
Anheuser-Busch	26,500	1,309
Cia Cervecerias Unidas, ADR	2,700	98
Coca-Cola	22,800	1,226
Coca-Cola Enterprises	21,600	515
Heineken (EUR) (2)	5,300	338
Lion Nathan (AUD)	15,955	119
PepsiCo	11,920	811
Pernod-Ricard (EUR)	2,811	593
Takara Holdings (JPY)	19,000	110
		5,119
Food & Staples Retailing 0.8%
Casey's General Stores	3,300	94
CVS Caremark	71,660	2,710
Pantry (1)	1,700	57
Seven & I (JPY)	7,227	194
Sysco	5,800	194
Tesco (GBP)	84,117	724
Wal-Mart	44,700	1,950
		5,923
Food Products 0.6%
Associated British Foods (GBP)	19,570	342
General Mills	17,100	955
Goodman Fielder (AUD)	93,345	198
Hershey Foods (2)	4,500	209
Kraft Foods, Class A	16,300	523
Nestle (CHF)	2,986	1,306
Sara Lee	37,200	618
Seneca Foods, Class A (1)	300	8
Seneca Foods, Class B (1)	200	6
Unilever (GBP)	8,673	274
		4,439
Household Products 0.3%
Procter & Gamble	27,445	1,792
		1,792
Personal Products 0.2%
Avon	24,200	831
Kobayashi Pharmaceutical (JPY) (2)	2,300	78
L'Oreal (EUR)	3,348	395
		1,304
Tobacco 0.1%
Altria Group	5,600	389
		389
Total Consumer Staples		18,966
ENERGY 3.9%

Energy Equipment & Services 1.7%
Baker Hughes (2)	33,100	2,776
BJ Services	24,100	598
Boart Longyear (AUD) (1)	56,729	103
Exterran Holdings (1) (2)	1,137	88
FMC Technologies (1)	500	47
Input/Output (1)	2,700	38
Key Energy Services (1)	700	10
Saipem (EUR)	12,621	473
Schlumberger	49,500	4,777
Seacor Holdings (1)	1,900	167
Smith International	39,200	2,627
Technip (EUR)	4,271	342
TGS Nopec Geophysical (NOK) (1) (2)	9,500	163
Union Drilling (1)	800	12
W-H Energy Services (1)	1,100	70
		12,291
Oil, Gas & Consumable Fuels 2.2%
Bill Barrett (1)	3,000	106
BP (GBP)	21,107	237
BP, ADR (2)	24,900	1,677
Concho Resources (1)	1,800	23
ConocoPhillips	4,300	352
CONSOL Energy	12,200	487
Eni S.p.A. (EUR)	12,448	430
EOG Resources (2)	3,100	209
ExxonMobil	31,700	2,718
Forest Oil (1)	3,350	129
Foundation Coal Holdings	2,500	85
Geomet (1)	3,200	19
Marathon Oil	8,000	431
Mariner Energy (1)	3,511	74
Murphy Oil	29,900	1,822
Nippon Mining (JPY)	14,000	127
Occidental Petroleum	4,100	232
Royal Dutch Shell, ADR, B Shares	8,527	663
Royal Dutch Shell, B Shares (GBP)	9,875	384
Spectra Energy	19,100	444
StatoilHydro (NOK)	37,400	1,080
Sunoco	1,800	132
Total, ADR (2)	35,800	2,688
Total (EUR)	10,981	826
Westmoreland Coal (1)	700	14
		15,389

Total Energy		27,680

FINANCIALS 8.6%

Capital Markets 2.8%
Affiliated Managers Group (1)	1,200	136
Ameriprise Financial	23,040	1,406
Bank of New York Mellon	27,400	1,108
Charles Schwab	64,200	1,271
Close Brothers Group (GBP)	8,483	132
Franklin Resources	18,200	2,398
Goldman Sachs	8,400	1,478
Legg Mason	9,550	829
Macquarie Bank (AUD)	3,803	229
Merrill Lynch	13,900	1,024
Morgan Stanley	40,500	2,526
Northern Trust	20,200	1,242
Nuveen Investments (2)	14,900	926
optionsXpress Holdings	1,300	31
Penson Worldwide (1)	2,400	38
Piper Jaffray Cos (1)	1,600	82
State Street	51,600	3,166
UBS (CHF)	39,657	2,075
		20,097
Commercial Banks 1.9%
Allied Irish Banks (EUR)	16,635	427
Australia & New Zealand Banking (AUD)	24,295	574
Banco Popolare S.p.A. (EUR) (1)	10,287	258
Banco Santander (EUR)	14,749	271
Bank of Yokohama (JPY) (2)	40,000	285
BNP Paribas (EUR)	5,249	556
Boston Private Financial	1,500	41
Cascade Bancorp	2,000	47
Chittenden	3,000	104
Citizens Republic Bancorp	3,600	63
Danske Bank (DKK)	8,600	354
DBS Group (SGD)	31,978	418
Fifth Third Bancorp (2)	25,000	892
First Horizon National (2)	31,300	960
Glacier Bancorp	3,610	79
Grupo Financiero Banorte S.A.B. de C.V. (MXN)	54,732	223
HSBC (GBP)	26,431	479
Intesa Sanpaolo (EUR)	63,735	481
KBC (EUR)	2,264	285
Mitsubishi UFJ Financial (JPY)	25	240
Nordea Bank (SEK)	26,480	405
Pinnacle Financial Partners (1)	2,100	60
Preferred Bank	600	25
Prosperity Bancshares	2,300	78
Provident Bankshares	2,000	62
Royal Bank of Scotland (GBP)	161,546	1,876
Sandy Spring Bancorp	1,400	44
Seacoast Banking, Class A	1,900	33
Signature Bank (1)	1,600	55
Societe Generale, Class A (EUR)	2,545	412
Standard Chartered (GBP)	12,580	389
Sumitomo Trust & Banking (JPY)	65,000	537
Svenska Handelsbanken, Class A (SEK)	11,291	315
Swedbank (SEK) (2)	5,900	194
Texas Capital Bancshares (1)	1,800	39
U.S. Bancorp (2)	19,100	618
United Community Banks	1,500	36
Valley National Bancorp (2)	3,521	80
Wells Fargo	24,000	877
WestAmerica	2,300	112
Western Alliance Bancorp (1)	1,000	27
		13,311
Consumer Finance 0.5%
Advanta, Class B	2,100	55
American Express	42,700	2,503
Capital One Financial	3,200	207
Discover Financial (1)	28,650	663
Public Financial Holdings (HKD)	148,000	98
SLM Corporation	4,300	216
		3,742
Diversified Financial Services 0.8%
Babcock & Brown (AUD)	11,011	214
Bank of America	15,800	801
Citigroup	62,190	2,916
CME Group	900	499
ING Groep, GDS (EUR)	6,400	258
IntercontinentalExchange (1)	1,500	219
JPMorgan Chase	17,700	788
MarketAxess Hldgs (1)	1,900	33
		5,728
Insurance 2.0%
Allianz SE, Xetra Exchange (EUR)	1,671	359
American International Group	43,659	2,882
Assured Guaranty	2,800	73
Aviva (GBP)	28,532	408
AXA (EUR)	18,049	726
Berkshire Hathaway, Class A (1)	5	592
Employers Holdings	800	15
Genworth Financial, Class A	39,400	1,142
Hartford Financial Services	15,600	1,387
Infinity Property & Casualty	2,100	87
Lincoln National	12,100	737
Markel (1)	250	119
Marsh & McLennan (2)	67,400	1,796
Milano Assicurazioni (EUR) (2)	17,198	137
Munich Re (EUR)	1,732	300
National Financial Partners	700	34
Prudential Financial	16,600	1,490
QBE Insurance (AUD)	13,797	394
Selective Insurance	1,800	38
Suncorp-Metway (AUD)	20,479	336
T&D Holdings (JPY)	3,250	189
Unipol Gruppo Finanziario (EUR)	47,200	161
Willis Group Holdings	9,300	362
XL Capital	4,500	343
		14,107
Real Estate Investment Trusts (REITs) 0.1%
Centro Shopping America, REIT (AUD)	139,112	124
DiamondRock Hospitality, REIT	1,400	25
EastGroup Properties, REIT	1,800	76
Equity Lifestyle Properties, REIT	600	29
Essex Property Trust, REIT	200	24
LaSalle Hotel Properties, REIT	1,000	42
Mirvac Group (AUD)	33,968	149
Parkway Properties, REIT	800	37
PS Business Parks, REIT	800	45
Washington SBI, REIT	1,700	56
		607
Real Estate Management & Development 0.3%
China Overseas Land & Investment (HKD)	190,000	398
China Overseas Land & Investment, Warrants, 8/27/08 (HKD) (1)	14,666	9
Deutsche Euroshop (EUR)	5,456	191
Goldcrest Company (JPY)	2,280	103
St. Joe (2)	33,400	1,056
		1,757
Thrifts & Mortgage Finance 0.2%
Atrium (JPY)	5,200	149
Bradford Bingley (GBP)	21,824	167
Countrywide Financial (2)	47,700	947
First Niagara Financial	6,600	93
Hypo Real Estate Holding (EUR) (2)	4,513	249
NewAlliance Bancshares	3,900	58
		1,663

Total Financials		61,012

HEALTH CARE 5.6%

Biotechnology 1.0%
Acadia Pharmaceuticals (1)	1,000	14
Alexion Pharmaceutical (1)	700	42
Alkermes (1)	1,900	32
Altus Pharmaceuticals (1)	900	9
Amgen (1)	18,300	917
Amicus Therapeutics (1)	200	2
Amylin Pharmaceuticals (1)	900	44
Celgene (1) (2)	20,000	1,284
Cephalon (1)	781	59
CSL (AUD)	5,706	457
Cubist Pharmaceuticals (1)	2,000	46
Cytokinetics (1)	1,200	6
deCode genetics (1)	1,100	4
Genentech (1)	25,500	1,908
Gilead Sciences (1)	53,000	1,928
Incyte (1)	3,600	21
InterMune (1)	2,200	43
Martek Biosciences (1)	1,700	46
Myriad Genetics (1)	2,200	97
Neurocrine Biosciences (1)	1,000	10
ONYX Pharmaceuticals (1)	900	36
Rigel Pharmaceuticals (1)	1,400	13
Senomyx (1)	1,300	17
Tercica (1)	1,000	7
Theravance (1)	400	13
Trimeris (1)	700	5
Vertex Pharmaceuticals (1)	1,896	74
		7,134
Health Care Equipment & Supplies 1.3%
Alcon	5,600	757
Analogic	900	62
Angiodynamics (1)	1,000	19
Baxter International	5,000	274
Boston Scientific (1)	96,700	1,241
Covidien (1)	20,700	825
DJO (1)	1,400	68
Edwards Lifesciences (1)	1,200	58
Elekta (SEK) (2)	11,583	178
EV3 (1)	1,000	15
Greatbatch (1)	300	9
Home Diagnostics (1)	500	5
Integra LifeSciences (1)	2,700	131
Masimo (1)	200	4
Medtronic	52,600	2,779
Micrus Endovascular (1)	500	12
Northstar Neuroscience (1)	800	9
NuVasive (1)	900	29
NxStage Medical (1)	1,500	19
ResMed (1)	3,100	126
St. Jude Medical (1)	28,200	1,229
Stereotaxis (1)	1,600	21
Steris	2,100	59
Stryker	16,400	1,096
Terumo (JPY) (2)	4,300	202
Thoratec (1)	3,100	64
TomoTherapy (1)	500	12
Wright Medical Group (1)	2,600	68
		9,371
Health Care Providers & Services 1.5%
Aetna	26,800	1,364
AMERIGROUP (1)	1,900	60
Animal Health International (1)	1,200	14
Cardinal Health	21,500	1,470
Centene (1)	2,800	57
CIGNA	10,500	543
Express Scripts (1) (2)	16,100	882
Health Management (2)	80,500	548
HealthExtras (1)	2,200	62
Henry Schein (1)	2,200	128
Humana (1)	8,500	545
Laboratory Corporation of America (1)	7,600	590
LifePoint Hospitals (1)	2,600	73
Medco (1)	12,700	1,085
Nighthawk Radiology (1)	1,700	37
Skilled Healthcare, Class A (1)	1,300	19
Sunrise Senior Living (1)	5,700	204
UnitedHealth Group	20,300	1,015
WellPoint (1)	20,800	1,676
		10,372
Health Care Technology 0.0%
Allscripts Healthcare (1)	1,500	34
Vital Images (1)	1,400	26
		60
Life Sciences Tools & Services 0.0%
Exelixis (1)	2,500	28
Nektar Therapeutics (1)	400	4
Thermo Fisher Scientific (1)	4,300	233
		265
Pharmaceuticals 1.8%
Alexza Pharmaceuticals (1)	500	4
Allergan	14,900	894
BioMimetic Therapeutics (1)	300	5
Cadence Pharmaceuticals (1)	400	6
Eisai (JPY)	3,000	125
Eli Lilly	10,400	596
GlaxoSmithKline (GBP)	7,254	189
GlaxoSmithKline, ADR (2)	6,900	360
Inspire Pharmaceuticals (1)	2,600	14
Johnson & Johnson	21,500	1,329
Medicines Company (1)	1,200	20
Medicis Pharmaceutical, Class A	2,500	76
Merck	33,900	1,701
Novartis (CHF)	15,421	814
Noven Pharmaceuticals (1)	2,200	34
Pfizer	37,000	919
Roche Holding - Genusscheine (CHF)	6,231	1,086
Sanofi-Aventis (EUR) (2)	7,961	652
Schering-Plough	55,500	1,666
Takeda Pharmaceutical (JPY)	4,900	337
Wyeth	34,600	1,602
Xenoport (1)	1,200	50
		12,479

Total Health Care		39,681
INDUSTRIALS & BUSINESS SERVICES 4.9%

Aerospace & Defense 0.7%
American Science Engineering	300	22
Argon ST (1)	900	16
Finmeccanica S.p.A. (EUR)	11,399	335
General Dynamics	21,500	1,689
Lockheed Martin	500	50
Moog, Class A (1)	2,100	89
Raytheon	12,800	785
Rockwell Collins	6,900	475
Rolls-Royce (GBP) (1)	23,073	238
Teledyne Technologies (1)	3,000	150
United Technologies	9,000	672
		4,521
Air Freight & Logistics 0.1%
Expeditors International of Washington	11,400	504
Pacer International	700	15
Panalpina Welttransport Holding (CHF)	1,664	297
UTi Worldwide	2,100	47
Yusen Air & Sea Service (JPY) (2)	4,400	91
		954
Airlines 0.2%
AirTran (1)	3,200	34
All Nippon Airways (JPY)	34,000	136
British Airways (GBP) (1)	12,700	109
Frontier Airlines Holdings (1)	1,400	8
Gol Linhas Aereas Intel, ADR (2)	6,300	138
Southwest Airlines	83,200	1,257
		1,682
Building Products 0.1%
American Woodmark	1,300	39
Builders FirstSource (1)	1,600	21
Gibraltar Industries	1,200	24
JS Group (JPY) (2)	5,000	99
Nichias (JPY)	14,000	147
Simpson Manufacturing	1,000	33
Universal Forest Products	1,300	49
		412
Commercial Services & Supplies 0.2%
American Reprographics (1)	2,600	64
Angelica	1,600	33
G & K Services, Class A	2,100	87
Kforce (1)	2,900	44
LECG (1)	2,500	38
Multi-Color	1,000	37
Nissha Printing (JPY)	4,300	120
Pike Electric (1)	1,700	32
Resources Connection	3,100	93
Ritchie Bros Auctioneers	1,400	90
Waste Connections (1)	3,150	96
Waste Management	22,000	829
		1,563
Construction & Engineering 0.2%
Acciona (EUR)	2,432	611
Carillion (GBP)	7,200	58
Foster Wheeler (1)	7,800	924
Insituform Technologies (1)	1,400	23
Quanta Services (1)	1,345	38
		1,654
Electrical Equipment 0.2%
ABB (CHF)	7,600	188
Baldor Electric	3,700	154
Belden	2,500	121
Franklin Electric	200	8
Mitsubishi Electric (JPY)	26,000	309
Smith AO	3,750	181
Woodward Governor	600	35
		996
Industrial Conglomerates 1.7%
3M	12,200	1,110
DCC (EUR)	13,584	360
GE	211,600	8,225
Hutchison Whampoa (HKD)	24,300	242
McDermott International (1)	6,900	662
Orkla (NOK)	24,800	405
Sembcorp (SGD)	106,060	394
Tomkins (GBP)	25,054	121
Tyco International (1)	13,600	601
		12,120
Machinery 1.2%
3-D Systems (1)	1,600	32
Accuride (1)	600	8
Actuant, Class A	2,160	132
Atlas Copco, A Shares (SEK)	17,200	286
Atlas Copco, B Shares (SEK)	4,400	70
Cargotec (EUR)	6,041	294
Cascade	500	37
Caterpillar	2,900	220
Danaher	42,300	3,285
Deere	2,100	286
ESCO Technologies (1)	3,000	99
Fanuc (JPY)	2,900	283
Graco	1,900	77
Greenbrier Companies	500	15
Harsco	4,000	222
IDEX	1,375	53
Illinois Tool Works (2)	36,200	2,106
Joy Global (2)	100	4
Lindsay	500	20
NSK (JPY) (2)	20,000	172
RBC Bearings (1)	2,100	74
Toro	3,100	183
Toshiba Machine (JPY)	13,000	97
Volvo, B Shares (SEK)	16,794	291
		8,346
Marine 0.0%
Nippon Yusen (JPY)	21,000	209
		209
Road & Rail 0.2%
Arriva (GBP)	9,835	151
Heartland Express	1,212	19
Knight Transportation	5,400	99
Norfolk Southern	19,600	1,004
Ryder System	600	33
		1,306
Trading Companies & Distributors 0.1%
Applied Industrial Technologies	4,400	141
Electro Rent	1,100	16
H&E Equipment Services (1)	3,700	76
Interline Brands (1)	2,400	58
Mitsui (JPY)	18,000	380
NuCo2 (1)	1,800	47
Sumitomo (JPY)	13,800	242
Transdigm Group (1)	500	20
		980
Transportation Infrastructure 0.0%
BBA Aviation (GBP)	30,400	148
		148

Total Industrials & Business Services		34,891

INFORMATION TECHNOLOGY 7.7%

Communications Equipment 1.7%
Acme Packet (1)	300	4
ADTRAN	2,200	59
Alcatel-Lucent, ADR	37,100	406
Cisco Systems (1)	95,400	3,045
Corning	30,300	708
Ericsson (SEK)	203,900	761
Finisar (1)	17,700	67
IXIA (1)	2,300	21
Juniper Networks (1) (2)	76,800	2,528
Nokia (EUR)	24,833	819
Nokia, ADR	67,100	2,206
Optium (1)	1,200	10
QUALCOMM	25,200	1,005
Tekelec (1)	1,100	14
		11,653
Computers & Peripherals 1.2%
Acer (TWD)	74,748	132
Apple (1)	18,100	2,506
Dell (1)	79,400	2,243
EMC (1)	55,200	1,085
Emulex (1)	2,100	41
Hewlett-Packard	11,400	563
IBM	9,600	1,120
Intermec (1)	1,100	27
Komag (1)	800	26
Neoware (1)	1,000	16
Network Appliance (1)	11,500	320
Palm (1)	7,100	107
Synaptics (1)	1,100	48
Wacom (JPY) (2)	33	66
Xyratex (1)	2,500	52
		8,352
Electronic Equipment & Instruments 0.2%
Cogent (1)	600	9
DTS (1)	1,200	31
Hamamatsu Photonics (JPY) (2)	7,700	236
HOYA (JPY)	2,700	94
IPG Photonics (1)	500	9
KEMET (1)	2,300	16
Littelfuse (1)	1,600	53
Measurement Specialties (1)	250	6
MTS Systems	1,800	76
National Instruments	1,400	44
Newport (1)	1,600	22
Orbotech (1)	1,600	35
Plexus (1)	700	17
Scansource (1)	400	11
Star Micronics (JPY) (2)	8,100	237
Tyco Electronics (1)	15,400	537
Venture (SGD)	7,000	72
		1,505
Internet Software & Services 0.8%
Ariba (1)	5,000	44
Bankrate (1)	1,300	51
CNET Networks (1)	5,800	43
Dealertrack (1)	1,100	42
Digital River (1)	1,600	74
eBay (1)	38,800	1,323
Google, Class A (1)	6,700	3,452
Monster Worldwide (1)	15,800	540
The Knot (1)	1,400	29
Visual Sciences (1)(2)	900	17
Websense (1)	1,900	39
		5,654
IT Services 0.6%
Accenture, Class A	13,300	548
Automatic Data Processing	38,800	1,775
EnerNOC (1)	200	7
First Data	17,500	581
Global Payments	2,500	99
Heartland Payment Systems	1,000	30
Logica (GBP)	42,911	142
Mastercard, Class A (2)	600	82
MPS Group (1)	5,200	72
NS Solutions (JPY)	3,400	95
Ordina (EUR) (2)	9,409	191
Paychex	3,800	169
RightNow Technologies (1)	2,900	42
Western Union	31,000	584
		4,417
Office Electronics 0.1%
Canon (JPY)	8,600	492
Neopost (EUR)	1,259	193
		685
Semiconductor & Semiconductor Equipment 1.7%
Advanced Analogic Technologies (1)	3,100	28
Analog Devices (2)	46,700	1,722
Applied Materials	6,800	145
ASML (EUR) (1)	17,605	524
ASML Holding, ADS (1) (2)	23,400	694
Atheros Communications (1)	1,000	30
ATMI (1)	700	21
Broadcom, Class A (1)	2,400	83
Brooks-Pri Automation (1)	1,890	27
Cabot Microelectronics (1)	900	38
Conexant Systems (1)	33,700	38
Cymer (1)	1,300	52
Diodes (1)	3,150	95
Entegris (1)	7,052	67
Exar (1)	2,300	31
FEI (1)	2,700	76
Formfactor (1)	900	41
Intel	98,400	2,534
Lattice Semiconductor (1)	3,400	17
Marvell Technology Group (1) (2)	72,000	1,193
Mattson Technology (1)	2,500	26
Maxim Integrated Products	29,500	885
MKS Instruments (1)	1,000	22
Nextest Systems (1)	1,700	19
ON Semiconductor (1)	500	6
PDF Solutions (1)	2,800	27
Semitool (1)	2,900	28
Semtech (1)	3,400	61
Silicon Laboratories (1)	2,100	78
Standard Microsystems (1)	2,100	76
Texas Instruments	50,100	1,715
Tokyo Electron (JPY)	3,300	236
Veeco (1)	500	9
Virage Logic (1)	500	3
Volterra Semiconductor (1)	1,500	16
Xilinx (2)	46,800	1,197
Zarlink Semiconductor (1)	7,500	11
		11,871
Software 1.4%
Adobe Systems (1)	18,700	799
Autodesk (1)	21,300	987
Bottomline Technologies (1)	1,300	17
Catapult Communications (1)	900	6
DemandTec (1)	1,100	10
Electronic Arts (1) (2)	21,100	1,117
FactSet Research Systems	2,250	135
Intuit (1)	15,000	410
Jack Henry & Associates	6,500	170
Microsoft	174,200	5,005
Motive (1)	1,600	4
Oracle (1)	56,400	1,144
Progress Software (1)	1,800	55
Pros Holdings (1)	500	7
Quest Software (1)	3,300	48
Red Hat (1)	1,700	33
Salary.com (1)	900	11
Sourcefire (1)	1,000	10
SPSS (1)	900	37
THQ (1)	2,900	83
Wind River Systems (1)	2,500	26
		10,114

Total Information Technology		54,251

MATERIALS 1.5%

Chemicals 0.5%
Arch Chemicals	2,500	108
Asahi Kasei (JPY)	16,000	120
BASF (EUR)	3,224	427
DuPont	24,600	1,199
Ferro	1,200	23
Material Sciences (1)	1,400	15
Mitsubishi Gas Chemical (JPY)	26,000	220
Monsanto	19,600	1,367
Symyx Technologies (1)	1,200	11
Tosoh (JPY)	24,000	148
Wacker Chemie (EUR) (2)	700	153
		3,791
Construction Materials 0.1%
Boral (AUD)	18,931	122
CEMEX, Equity Units (MXN)	39,584	128
Holcim (CHF)	3,225	350
		600
Containers & Packaging 0.0%
Chesapeake Corp.	1,500	15
Smurfit-Stone Container (1)	3,000	31
		46
Metals & Mining 0.5%
Freeport McMoRan Copper Gold	10,800	944
Lihir Gold (AUD) (1)	16,040	41
Meridian Gold (1)	3,600	100
Metal Management	1,300	61
Nippon Steel (JPY) (2)	52,000	365
Nucor	2,900	153
Rio Tinto (AUD)	9,126	697
SSAB Svenskt Stal, Series A (SEK)	20,844	710
Teck Cominco, Class B (CAD)	4,000	170
ThyssenKrupp (EUR)	5,393	316
		3,557
Paper & Forest Products 0.4%
Bowater	29,800	502
International Paper (2)	36,600	1,285
MeadWestvaco	20,700	654
		2,441

Total Materials		10,435
TELECOMMUNICATION SERVICES 1.7%

Diversified Telecommunication Services 0.4%
Aruba Networks (1)	500	9
AT&T	14,900	594
France Telecom (EUR)	6,600	200
nTelos	900	24
Premiere Global Services (1)	2,000	26
Qwest Communications International (1)(2)	32,600	292
Telefonica (EUR)	37,005	923
Telenor ASA (NOK)	18,500	341
Telstra (AUD)	55,800	199
Time Warner Telecom, Class A (1)	3,100	68
		2,676
Wireless Telecommunication Services 1.3%
America Movil, ADR	38,700	2,340
American Tower Systems, Class A (1)	46,800	1,854
Bharti Airtel (INR) (1)	8,800	190
Bouygues (EUR) (2)	6,197	490
KDDI (JPY)	35	271
MetroPCS Communications (1) (2)	10,200	278
Rogers Communications, Class B	31,600	1,431
SBA Communications (1)	900	29
Sprint Nextel	61,100	1,156
Starhub (SGD)	92,010	182
Vodafone, ADR	23,912	775
		8,996

Total Telecommunication Services		11,672
UTILITIES 0.7%

Electric Utilities 0.4%
Cleco	1,400	32
Duke Energy	9,100	167
E.ON AG (EUR)	7,406	1,245
El Paso Electric (1)	1,700	38
Empire District Electronics	1,900	43
Entergy	9,300	964
Pinnacle West Capital	15,200	606
Unisource Energy	2,600	77
		3,172
Gas Utilities 0.1%
Hong Kong & China Gas (HKD)	142,000	328
Osaka Gas (JPY)	87,000	323
SEMCO Energy (1)	1,600	12
Southwest Gas	2,700	78
		741
Multi-Utilities 0.2%
AEM S.p.A. (EUR) (2)	46,359	169
Black Hills	900	37
Centrica (GBP)	62,986	491
NiSource	29,900	563
		1,260
Total Utilities		5,173
Total Common Stocks (Cost $238,969)		305,534
PREFERRED STOCKS 0.0%
HEALTH CARE 0.0%
Health Care Equipment & Supplies 0.0%
Fresenius (EUR)	4,706	347
Total Health Care		347
Total Preferred Stocks (Cost $198)		347
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
General Motors (1)	10,000	254
Total Consumer Discretionary		254
FINANCIALS 0.0%
Capital Markets 0.0%
Morgan Stanley	4,300	227
Total Financials		227

Total Convertible Preferred Stocks (Cost $437)		481

CONVERTIBLE BONDS 0.0%
Newmont Mining, 1.625%, 7/15/17 (3)	71,000	77
Total Convertible Bonds (Cost $71)		77
CORPORATE BONDS 7.1%
3M, 5.70%, 3/15/37	260,000	252
ACE INA Holdings, 5.70%, 2/15/17	305,000	298
ACE INA Holdings, 5.875%, 6/15/14	165,000	166
AGFC Capital Trust I, 6.00%, 1/15/67 (3)	130,000	121
Alabama Power, VR, 5.696%, 8/25/09	120,000	121
Amerada Hess, 7.875%, 10/1/29	100,000	115
America Movil, 6.375%, 3/1/35	300,000	292
American Express, 5.25%, 9/12/11	255,000	254
American General Finance, 5.40%, 12/1/15	280,000	268
Anheuser-Busch Companies, 6.45%, 9/1/37	130,000	133
Apache, 6.00%, 1/15/37	187,000	179
Appalachian Power, 6.375%, 4/1/36	140,000	138
Archstone-Smith Operating Trust, 5.25%, 5/1/15	190,000	184
AT&T, 5.30%, 11/15/10	625,000	626
AT&T, 5.625%, 6/15/16	590,000	582
AT&T, 6.45%, 6/15/34	335,000	336
AT&T Broadband, 8.375%, 3/15/13	350,000	391
AT&T Wireless, 7.875%, 3/1/11	165,000	178
Atmos Energy, 4.00%, 10/15/09	210,000	205
Avalonbay Communities, 6.125%, 11/1/12	165,000	169
Baker Hughes, 6.875%, 1/15/29	250,000	275
Bank of America, 5.75%, 8/15/16	235,000	234
Bank of America, 6.00%, 9/1/17	325,000	329
Bank of America Capital Trust, 5.625%, 3/8/35	380,000	341
Bank One, 5.25%, 1/30/13	835,000	813
BB&T Capital Trust II, 6.75%, 6/7/36	340,000	350
BG&E, 5.90%, 10/1/16	325,000	323
BHP Finance, 5.40%, 3/29/17	260,000	255
Black Hills, 6.50%, 5/15/13	160,000	162
Boardwalk Pipelines, 5.50%, 2/1/17	50,000	48
Boeing Capital, 6.10%, 3/1/11	270,000	279
Bunge Finance, 5.90%, 4/1/17	375,000	360
Burlington Northern Santa Fe, 5.65%, 5/1/17	224,000	220
Burlington Northern Santa Fe, 6.15%, 5/1/37	376,000	362
Capital One, 6.745%, 2/17/37	490,000	420
Cardinal Health, VR, 5.63%, 10/2/09 (3)	205,000	205
Caterpillar Financial Services, 5.85%, 9/1/17	195,000	196
CE Electric UK Funding, 6.995%, 12/30/07 (3)	165,000	165
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	190,000	182
Centerpoint Energy, 7.25%, 9/1/10	140,000	147
Centex, 5.45%, 8/15/12	215,000	196
Cisco Systems, 5.25%, 2/22/11	240,000	241
CIT Group, 6.00%, 4/1/36	99,000	73
Citigroup, 5.00%, 9/15/14	350,000	336
Citigroup, 5.50%, 8/27/12	260,000	263
Comcast, 5.875%, 2/15/18	265,000	259
ConocoPhillips, 5.90%, 10/15/32	270,000	267
Cooper, 6.10%, 7/1/17	245,000	254
Costco Wholesale, 5.30%, 3/15/12	220,000	222
Countrywide Home Loans, 4.125%, 9/15/09	470,000	423
Cox Communications, 7.125%, 10/1/12	110,000	116
Credit Agricole SA, 6.637%, 12/31/49 (3)	250,000	236
Credit Suisse Guernsey, 5.86%, 5/29/49	250,000	237
CRH America, 6.00%, 9/30/16	275,000	274
CS First Boston, 5.50%, 8/16/11	190,000	192
D.R. Horton, 6.50%, 4/15/16	230,000	205
DaimlerChrysler, VR, 5.81%, 8/3/09	255,000	255
DaimlerChrysler, 6.50%, 11/15/13	65,000	67
Devon Financing, 6.875%, 9/30/11	145,000	153
Devon Financing, 7.875%, 9/30/31	150,000	177
Diamond Offshore Drilling, 4.875%, 7/1/15	145,000	137
Diamond Offshore Drilling, 5.15%, 9/1/14	120,000	116
Du Pont (EI) de Nemours & Co., 5.60%, 12/15/36	330,000	308
Duke Energy Carolinas, 6.10%, 6/1/37	245,000	242
Dun & Bradstreet, 5.50%, 3/15/11	130,000	131
El Paso Electric, 6.00%, 5/15/35	225,000	211
El Paso Natural Gas, 5.95%, 4/15/17 (3)	80,000	80
Eli Lilly & Co., 5.55%, 3/15/37	235,000	220
Emerson Electric Company, 4.75%, 10/15/15	215,000	204
Enbridge, 5.60%, 4/1/17	235,000	227
Enterprise Products Operations, 4.95%, 6/1/10	255,000	254
Enterprise Products Operations, 6.30%, 9/15/17	130,000	131
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	175,000	169
ERP Operating, 5.25%, 9/15/14	170,000	162
Federal Realty Investment Trust, 6.00%, 7/15/12	100,000	103
Federated Department Stores, 5.35%, 3/15/12	115,000	113
Florida Power & Light, 6.20%, 6/1/36	100,000	102
Ford Motor Credit, 5.80%, 1/12/09	370,000	350
Fortune Brands, 5.125%, 1/15/11	150,000	147
France Telecom, STEP, 7.75%, 3/1/11	160,000	171
Franklin Resources, 3.70%, 4/15/08	65,000	64
Freeport-McMoran Copper & Gold, 8.375%, 4/1/17	200,000	214
Fund American Companies, 5.875%, 5/15/13	200,000	198
GE Capital, 5.375%, 10/20/16	400,000	397
GE Capital, 5.875%, 2/15/12	450,000	461
GE Capital, 6.00%, 6/15/12	805,000	830
Genentech, 4.75%, 7/15/15	175,000	167
Genworth Financial, 5.75%, 6/15/14	200,000	201
Genworth Financial, 6.15%, 11/15/66	120,000	111
Goldman Sachs Capital I, 6.345%, 2/15/34	790,000	717
Halliburton, 5.50%, 10/15/10	300,000	304
Harrah's Operating, 5.50%, 7/1/10	235,000	221
Hartford Financial Services Group, 5.375%, 3/15/17	290,000	280
HBOS, 5.92%, 9/29/49 (3)	300,000	293
HBOS, 6.00%, 11/1/33 (3)	395,000	393
Highmark, 6.80%, 8/15/13 (3)	160,000	168
Home Depot, 5.40%, 3/1/16	245,000	231
Hospitality Properties Trust, 5.625%, 3/15/17	175,000	165
HSBC Finance, 5.00%, 6/30/15	250,000	235
HSBC Finance, 5.90%, 6/19/12	525,000	525
HSBC Holdings, 6.50%, 5/2/36	130,000	134
International Lease Finance, 5.45%, 3/24/11	250,000	248
International Speedway, 4.20%, 4/15/09	95,000	93
J.C. Penney, 9.00%, 8/1/12	260,000	296
Jefferies Group, 5.875%, 6/8/14	143,000	142
Jefferies Group, 6.25%, 1/15/36	185,000	169
Jersey Central Power and Light, 5.65%, 6/1/17 (3)	320,000	315
John Deere Capital Corp., 5.50%, 4/13/17	350,000	348
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	220,000	193
Kinder Morgan Finance, 5.70%, 1/5/16	280,000	252
Kroger, 8.05%, 2/1/10	290,000	307
Lafarge, 6.15%, 7/15/11	110,000	114
Legg Mason, 6.75%, 7/2/08	105,000	106
Lennar, 5.60%, 5/31/15	300,000	266
Lincoln National, 6.05%, 4/20/67	120,000	113
Lloyds TSB, 6.267%, 12/31/49 (3)	245,000	225
Mack-Cali Realty, 5.125%, 2/15/14	185,000	177
Mack-Cali Realty, 5.80%, 1/15/16	115,000	112
Mangrove Bay PTC, 6.102%, 7/15/33 (3)	110,000	110
MBNA America Bank, 4.625%, 8/3/09	215,000	214
McCormick & Co., 5.20%, 12/15/15	210,000	203
McDonald's, 5.30%, 3/15/17	235,000	227
MDC Holdings, 5.50%, 5/15/13	270,000	255
Medtronic, 4.75%, 9/15/15	285,000	268
Merrill Lynch, 6.05%, 5/16/16	435,000	430
Merrill Lynch, 6.22%, 9/15/26	275,000	265
MetLife, 6.125%, 12/1/11	240,000	248
MetLife, 6.40%, 12/15/36	235,000	213
MidAmerican Energy, 6.125%, 4/1/36	200,000	194
Mizuho Capital Investment, 6.686%, 3/31/49 (3)	80,000	76
Monongahela Power, 5.70%, 3/15/17 (3)	245,000	249
Morgan Stanley, 6.25%, 8/9/26	90,000	88
MUFG Capital Finance, 6.346%, 7/29/49	100,000	96
National Semiconductor, 6.15%, 6/15/12	125,000	128
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	115,000	111
News America, 6.15%, 3/1/37	450,000	416
News America, 6.40%, 12/15/35	240,000	229
NLV Financial, 7.50%, 8/15/33 (3)	140,000	141
Norfolk Southern, 6.00%, 4/30/08	285,000	285
Northern Trust, 4.60%, 2/1/13	120,000	114
Northern Trust, 5.30%, 8/29/11	162,000	162
Northrop Grumman, 7.125%, 2/15/11	225,000	238
NVR, 5.00%, 6/15/10	105,000	102
Oracle, 5.00%, 1/15/11	270,000	268
Owens Corning, 6.50%, 12/1/16	155,000	154
Pacific Gas & Electric, 4.80%, 3/1/14	165,000	158
Pacific Gas & Electric, 5.80%, 3/1/37	235,000	223
Panhandle Eastern Pipeline, 4.80%, 8/15/08	90,000	89
Petro-Canada, 5.95%, 5/15/35	195,000	183
Placer Dome, 6.45%, 10/15/35	240,000	247
PNC Funding, 5.625%, 2/1/17	230,000	228
Praxair, 5.20%, 3/15/17	235,000	227
Principal Financial Group, 6.05%, 10/15/36	185,000	178
Principal Life Global Funding I, 5.125%, 10/15/13 (3)	210,000	209
Procter & Gamble, 4.95%, 8/15/14	445,000	438
Progress Energy, 5.625%, 1/15/16	245,000	243
Public Service Electric & Gas, 5.70%, 12/1/36	330,000	311
Public Service of New Mexico, 4.40%, 9/15/08	190,000	187
Pulte Homes, 5.20%, 2/15/15	270,000	224
Reckson Operating, 6.00%, 3/31/16	165,000	158
Regency Centers, 5.875%, 6/15/17	100,000	99
Rogers Cable, 5.50%, 3/15/14	175,000	168
Rogers Wireless, 7.50%, 3/15/15	195,000	211
Sabmiller, 6.20%, 7/1/11 (3)	295,000	306
Sealed Air, 5.375%, 4/15/08 (3)	180,000	180
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	95,000	102
Simon Property Group, 5.75%, 12/1/15	340,000	337
SLM Corporation, VR, 3.82%, 4/1/09	165,000	156
Southern, 5.30%, 1/15/12	110,000	111
Southern California Edison, 4.65%, 4/1/15	265,000	252
Southern California Gas, 5.75%, 11/15/35	330,000	320
Southern Natural Gas, 5.90%, 4/1/17 (3)	80,000	78
Sovereign Capital Trust VI, 7.908%, 6/13/36	225,000	245
Sprint Capital, 6.875%, 11/15/28	195,000	190
Sprint Capital, 6.90%, 5/1/19	365,000	371
Sun Life Financial Global Funding, VR, 5.61%, 10/6/13 (3)	280,000	278
Sunoco, 5.75%, 1/15/17	220,000	216
Tampa Electric, 6.15%, 5/15/37	270,000	265
Target, 4.00%, 6/15/13	295,000	274
Target, 5.875%, 7/15/16	480,000	481
Telecom Italia Capital, 5.25%, 11/15/13	735,000	719
Telefonica Emisiones, 6.221%, 7/3/17	190,000	191
Telefonica Emisiones, 6.421%, 6/20/16	270,000	276
Teva Pharmaceutical Finance, 5.55%, 2/1/16	105,000	102
Time Warner, 5.875%, 11/15/16	470,000	461
Time Warner Cable, 5.40%, 7/2/12 (3)	235,000	233
Time Warner Entertainment, 7.25%, 9/1/08	225,000	227
Time Warner Entertainment, 8.375%, 7/15/33	430,000	500
Torchmark, 6.375%, 6/15/16	180,000	185
Transatlantic Holdings, 5.75%, 12/14/15	185,000	182
Travelers Companies, 6.25%, 3/15/67	235,000	224
U.S. Bancorp, 4.50%, 7/29/10	300,000	295
Union Electric Company, 5.40%, 2/1/16	325,000	315
United Technologies, 5.40%, 5/1/35	130,000	121
UnitedHealth Group, 5.375%, 3/15/16	425,000	415
Valero Energy Corporation, 6.125%, 6/15/17	365,000	367
Verizon Communications, 5.55%, 2/15/16	450,000	443
Verizon Global Funding, 7.75%, 12/1/30	175,000	199
Viacom, 5.625%, 8/15/12	125,000	125
Viacom, 6.25%, 4/30/16	335,000	335
Virginia Electric & Power, 4.50%, 12/15/10	235,000	231
Vodafone Group, 5.625%, 2/27/17	240,000	232
Wachovia Bank, 4.875%, 2/1/15	350,000	331
WellPoint, 5.00%, 1/15/11	150,000	149
Wells Fargo, 4.875%, 1/12/11	245,000	243
Wells Fargo Bank, 4.75%, 2/9/15	300,000	281
Westar Energy, 5.10%, 7/15/20	115,000	109
Willis North America, 6.20%, 3/28/17	165,000	159
WM Wrigley, 4.65%, 7/15/15	85,000	80
WPD Holdings, 6.875%, 12/15/07 (3)	120,000	120
Wyeth, 5.95%, 4/1/37	235,000	224
Xerox, 5.50%, 5/15/12	100,000	98
Xstrata Finance Canada, 5.50%, 11/16/11 (3)	225,000	227
XTO Energy, 5.65%, 4/1/16	150,000	147
XTO Energy, 6.75%, 8/1/37	105,000	108
Total Corporate Bonds (Cost $51,530)		50,564

ASSET-BACKED SECURITIES 2.1%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	1,450,000	1,451
Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.901%, 6/16/14	1,125,000	1,102
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	50,000	50

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	325,000	324

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (3)	1,125,000	1,129

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (3)	165,000	166

Capital One Multi-Asset Execution Trust
Series 2007-C2, Class C2, VR
5.911%, 11/17/14	1,350,000	1,325

Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
5.901%, 4/15/13	475,000	476

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	30,230	27

Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.57%, 6/22/12	1,225,000	1,237

CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	335,000	337

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	375,000	402

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	290,000	289

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
5.911%, 6/15/13	620,000	610

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (3)	375,000	373
Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	375,000	377

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (3)	564,098	574

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (3)	212,800	208

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	1,250,000	1,220

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
5.901%, 10/15/13	255,000	248

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	500,000	515

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	475,000	510

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	375,000	381

Triad Auto Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	675,000	685

USAA Auto Owner Trust
Series 2007-1, Class A4
5.55%, 2/15/13	925,000	927

Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.86%, 2/20/09	250,000	248

Total Asset-Backed Securities (Cost $15,212)		15,191
NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 3.8%

American Tower Trust
Series 2007-1A, Class D, CMO
5.957%, 4/15/37 (3)	315,000	300

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	400,000	384

Banc of America Commercial Mortgage
Series 2005-3, Class A2
4.501%, 7/10/43	765,000	753

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.103%, 2/25/34	203,889	200

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, ARM
4.197%, 5/25/34	97,150	95

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.741%, 9/25/34	109,790	108

Bank of America Mortgage Securities
Series 2004-I, Class 2A2, CMO, ARM
4.879%, 10/25/34	123,462	121

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.09%, 11/25/35	500,252	494

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.261%, 11/25/35	263,805	262

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 4/12/41	187,860	185

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	659,107	656

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	375,000	355
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	450,000	435

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	233,899	230

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	406,495	404

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.895%, 9/11/38	1,100,000	1,113

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.486%, 2/11/44	560,000	551

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.399%, 7/15/44	475,000	466

Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class AAB
5.608%, 10/15/48	550,000	556

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	575,000	564

Commercial Mortgage PTC
Series 2007-C9, Class A4, CMO, VR
6.01%, 12/10/49	500,000	504

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	1,000,000	975

CS First Boston Mortgage Securities
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	550,000	520

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	336,953	346

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	460,000	474
GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	405,549	404

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	375,000	388

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	15,143	15

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	1,025,000	1,004

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	160,000	153

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 3/10/39	1,300,000	1,278

JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1B2, Class A2, CMO
6.244%, 4/15/35	677,019	684

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	449,419	460

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	725,000	705

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.345%, 12/15/44	650,000	636

JPMorgan Chase Commerical Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	1,000,000	991

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	542,871	536

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	1,225,000	1,190
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	475,000	469

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	925,000	873

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	775,000	754

Morgan Stanley Capital I
Series 2007-IQ15, Class A4, CMO
6.078%, 6/11/49	1,125,000	1,138

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	350,000	355

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	1,200,000	1,194

Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.797%, 1/25/34	458,350	444

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.545%, 3/25/35	222,455	216

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.027%, 9/25/36	879,401	882

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, VR
5.67%, 10/25/36	768,062	764

Total Non-U.S. Government Mortgage-Backed Securities (Cost $27,029)		26,584

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 13.0%

U.S. Government Agency Obligations 12.4% (4)
Federal Home Loan Mortgage
4.50%, 11/1/18 - 4/1/35	1,196,071	1,123
5.00%, 12/1/08 - 10/1/35	3,669,396	3,538
5.50%, 3/1/18 - 12/1/33	1,812,634	1,807
6.00%, 10/1/16 - 3/1/33	2,328,858	2,349
6.50%, 3/1/32 - 9/1/34	1,006,687	1,029
7.00%, 11/1/30 - 6/1/32	55,904	58
Federal Home Loan Mortgage, ARM
4.484%, 9/1/32	33,465	33
4.759%, 7/1/35	94,287	94
5.049%, 11/1/35	215,161	214
5.068%, 3/1/36	400,695	394
5.133%, 1/1/36	1,104,815	1,100
5.346%, 2/1/37	1,429,500	1,414
5.388%, 1/1/36	101,207	100
5.401%, 2/1/37	642,748	637
5.462%, 2/1/37	1,169,850	1,161
5.931%, 2/1/37	1,122,555	1,130
5.953%, 1/1/37	245,751	247
5.984%, 12/1/36	855,883	849
6.012%, 11/1/36	640,419	634
6.045%, 10/1/36	676,701	681
6.133%, 10/1/36	707,885	703
6.221%, 8/1/36	783,684	782
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	1,666,664	1,669
6.50%, 8/15/30	781,781	799
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11 - 4/15/18	511,967	39
Federal National Mortgage Assn.
4.50%, 5/1/18 - 8/1/35	6,742,345	6,431
5.00%, 6/1/18 - 7/1/35	9,333,068	9,038
5.50%, 1/1/17 - 5/1/37	25,134,512	24,722
6.00%, 3/1/21 - 9/1/35	5,004,130	5,022
6.50%, 12/1/10 - 12/1/36	3,738,282	3,803
7.00%, 1/1/31 - 7/1/32	55,614	58
Federal National Mortgage Assn., ARM
4.787%, 11/1/35	294,872	295
5.321%, 12/1/35	183,134	182
5.342%, 12/1/35	218,062	219
5.509%, 12/1/35	319,978	318
5.543%, 7/1/36	841,688	845
5.662%, 12/1/35	98,788	98
5.984%, 9/1/36	258,489	259
5.992%, 8/1/36	580,676	590
6.037%, 12/1/36	350,440	354
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	154,656	153
5.00%, 3/25/15	462,130	461
5.50%, 5/25/27	440,730	442
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	46,074	3
6.50%, 2/1/32	46,550	13
Federal National Mortgage Assn., TBA
4.50%, 1/1/35	850,000	784
5.50%, 1/1/33	5,275,000	5,153
6.00%, 1/1/33	2,625,000	2,623
6.50%, 1/1/34	3,075,000	3,122
7.00%, 1/1/36	250,000	257
		87,829
U.S. Government Obligations 0.6%
Government National Mortgage Assn.
4.50%, 8/20/35 - 11/20/35	801,874	744
5.00%, 7/15/33 - 10/20/33	2,748,096	2,653
5.50%, 7/15/33 - 11/15/34	522,279	515
6.00%, 5/15/26 - 11/20/33	229,264	230
6.50%, 2/15/28 - 12/20/33	245,731	252
7.00%, 3/15/13 - 7/20/27	99,969	103
7.50%, 11/15/25 - 6/15/32	27,639	29
8.00%, 2/15/22 - 10/20/25	11,979	13
		4,539

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $93,134)		92,368
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 9.6%
U.S. Government Agency Obligations 1.6% (4)
Federal Home Loan Bank, 5.125%, 8/14/13 (2)	1,080,000	1,090
Federal Home Loan Bank, 5.25%, 6/18/14 (2)	700,000	715
Federal Home Loan Bank, 5.60%, 6/28/11	530,000	546
Federal Home Loan Mortgage, 4.125%, 10/18/10 (2)	975,000	962
Federal Home Loan Mortgage, 5.00%, 7/15/14	690,000	694
Federal Home Loan Mortgage, 5.125%, 2/27/09	440,000	442
Federal Home Loan Mortgage, 6.00%, 6/15/11 (2)	1,350,000	1,411
Federal National Mortgage Assn., 3.25%, 8/15/08	2,040,000	2,013
Federal National Mortgage Assn., 4.375%, 9/15/12 (2)	500,000	491
Federal National Mortgage Assn., 4.375%, 10/15/15	925,000	887
Federal National Mortgage Assn., 4.875%, 12/15/16 (2)	400,000	394
Federal National Mortgage Assn., 5.75%, 2/15/08 (2)	210,000	210
Federal National Mortgage Assn., 6.00%, 5/15/11 (2)	700,000	731
Federal National Mortgage Assn., 7.125%, 6/15/10 (2)	535,000	570
Federal National Mortgage Assn., 7.125%, 1/15/30 (2)	65,000	80
		11,236
U.S. Treasury Obligations 8.0%
U.S. Treasury Bonds, 4.75%, 2/15/37 (2)	730,000	721
U.S. Treasury Bonds, 5.50%, 8/15/28 (2)	840,000	910
U.S. Treasury Bonds, 8.00%, 11/15/21 (2)	2,060,000	2,725
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (2)	3,387,653	3,314
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16 (2)	1,960,097	1,984
U.S. Treasury Inflation-Indexed Notes, 2.625%, 7/15/17 (2)	2,513,050	2,575
U.S. Treasury Inflation-Indexed Notes, 4.25%, 1/15/10 (2)	6,018,187	6,250
U.S. Treasury Notes, 3.375%, 2/15/08 (2)	425,000	423
U.S. Treasury Notes, 3.375%, 11/15/08 (2)	780,000	772
U.S. Treasury Notes, 3.875%, 9/15/10 (2)	1,170,000	1,161
U.S. Treasury Notes, 4.00%, 11/15/12 (2)	14,890,000	14,720
U.S. Treasury Notes, 4.75%, 8/15/17	3,945,000	4,011
U.S. Treasury Notes, 4.875%, 2/15/12 (2)	9,130,000	9,380
U.S. Treasury Notes, 5.00%, 8/15/11 (2)	7,260,000	7,474
		56,420

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $66,873)		67,656

FOREIGN GOVERNMENT
OBLIGATIONS & MUNICIPALITIES 0.3%
National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (3)	115,000	110
Pemex Project Funding Master Trust, 5.75%, 12/15/15	280,000	278
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (3)	205,000	209
Republic of Italy, 5.25%, 9/20/16	495,000	500
Republic of South Africa, 6.50%, 6/2/14	430,000	447
Swedish Export Credit, 5.125%, 3/1/17	465,000	471
United Mexican States, 6.375%, 1/16/13	215,000	225
Total Foreign Government Obligations & Municipalities (Cost $2,203)		2,240
MUNICIPAL SECURITIES 0.1%
California 0.0%
California, GO, 5.25%, 4/1/34 (Prerefunded 4/1/14) (5)	105,000	114
		114
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (6)	130,000	128
		128
New York 0.0%
New York City Housing Dev. Corp., 6.42%, 11/1/27	165,000	169
		169
Oregon 0.0%
Oregon, Taxable Pension, 5.892%, 6/1/27	75,000	76
		76
West Virginia 0.1%
Tobacco Settlement Fin. Auth., 7.467%, 6/1/47	315,000	301
		301
Total Municipal Securities (Cost $766)		788
BOND MUTUAL FUNDS 7.8%
T. Rowe Price Institutional High Yield Fund, 8.20% (7)(8)	3,395,510	33,684
T. Rowe Price Institutional International Bond Fund, 4.26% (7)(8)	2,096,757	21,261
Total Bond Mutual Funds (Cost $55,980)		54,945
SHORT-TERM INVESTMENTS 14.9%
Money Market Funds 14.9%
T. Rowe Price Reserve Investment Fund, 5.51% (7)(9)	105,223,194	105,223
Total Short-Term Investments (Cost $105,223)		105,223
SECURITIES LENDING COLLATERAL 12.4%
Money Market Pooled Account 0.7%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.457% (9)	5,175,770	5,176
		5,176
Money Market Trust 11.7%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.314% (9)	82,586,912	82,587
		82,587
Total Securities Lending Collateral (Cost $87,763)		87,763
Total Investments in Securities
114.4% of Net Assets (Cost $745,388)		$809,761

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at August 31, 2007 -- total value of such securities at period-end amounts to $88,042. See Note 2.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$8,027 and represents 1.1% of net assets.
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(5)	Prerefunded date is used in determining portfolio maturity.
(6)	Insured by Financial Security Assurance Inc.
(7)	Affiliated company
(8)	SEC 30-day yield
(9)	Seven-day yield
ADR	American Depository Receipts
ADS	American Depository Shares
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
INR	Indian Rupee
IO	Interest Only security for which the fund receives interest on notional principal
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $11,939 (1.7% of net assets) at period-end - see Note 2.
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%

Credit Default Swaps 0.0%	Notional Amount	Value

Barclays, Protection Sold (Relevant Credit: Vale Overseas
8.25%, 1/17/34), Receive 1.22%, Pay upon credit default
5/20/17	275,000	(1)

Barclays, Protection Sold (Relevant Credit: Vale Overseas
8.25%, 1/17/34), Receive 0.76%, Pay upon credit default
5/20/17	75,000	(2)

Citigroup, Protection Bought (Relevant Credit: Abbott
Laboratories, 5.4% 9/15/08), Pay 0.21%, Receive upon credit
default 6/20/17	(90,000)	1

Citigroup, Protection Bought (Relevant Credit: Bristol Myers
Squibb, 5.25%, 8/15/13), Pay 0.23%, Receive upon credit
default, 6/20/17	(90,000)	2

Citigroup, Protection Bought (Relevant Credit: CenturyTel
7.875%, 8/15/12), Pay 0.64%, Receive upon credit default
9/20/12	(250,000)	(2)

Citigroup, Protection Bought (Relevant Credit: Merck, 5.95%
12/1/28), Pay 0.17%, Receive upon credit default, 6/20/17	(90,000)	1

Citigroup, Protection Bought (Relevant Credit: Pfizer, 4.65%
3/1/18), Pay 0.11%, Receive upon credit default, 6/20/17	(90,000)	—

Citigroup, Protection Bought (Relevant Credit: Schering Plough
5.3% 12/01/13), Pay 0.38%, Receive upon credit default
6/20/17	(90,000)	1

Goldman Sachs Group, Protection Bought (Relevant Credit:
Arrow Electronics, 6.875%, 6/1/18), Pay 0.59%, Receive upon
credit default, 9/20/12	(127,000)	(1)

Goldman Sachs Group, Protection Bought (Relevant Credit: Time
Warner, 6.875%, 5/1/12), Pay 0.635%, Receive upon credit
default, 12/20/16	(470,000)	2

Goldman Sachs Group, Protection Sold (Relevant Credit: GE
Capital, 6.00%, 6/15/12), Receive 0.185%, Pay upon credit
default, 6/20/17	540,000	(13)
Goldman Sachs Group, Protection Sold (Relevant Credit: Time
Warner Cable, 5.85%, 5/1/17), Receive 0.515%, Pay upon
credit default, 12/20/12	260,000	1

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.0%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(260,000)	—

JPMorgan Chase, Protection Bought (Relevant Credit: CBS Corp.
4.625%, 5/15/18), Pay 0.50%, Receive upon credit default
12/20/12	(260,000)	—

JPMorgan Chase, Protection Bought (Relevant Credit: Macy’s
Retail Holdings, 6.625%, 4/1/11), Pay 1.98%, Receive upon
credit default, 9/20/12	(144,000)	(7)

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	260,000	(1)

Morgan Stanley, Protection Bought (Relevant Credit: Marsh &
McLennan5.375%. 7/15/14), Pay 0.70%, Receive upon credit
default, 6/20/12	(95,000)	(1)

Morgan Stanley, Protection Sold (Relevant Credit: Avent, 6.00%
9/1/15), Receive 0.90%, Pay upon credit default, 9/20/12	127,000	2

		(18)

Interest Rate Swaps 0.0%

Morgan Stanley, 10 Year Interest Rate Swap, Receive Fixed
5.87%, Pay Variable 5.36%, 6/15/17	600,000	30

		30

Total Swaps (Premium Paid $—)		12

(7) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price
Institutional High
Yield Fund, 8.20%	$ 3,622	$ 101	$ 622	$ 33,684	$ 31,878
T. Rowe Price
Institutional
International Bond
Fund, 4.26%	1,944	-	220	21,261	19,000
T. Rowe Price Reserve
Investment Fund, 5.51%	¤	¤	1,400	105,223	113,676
Totals			$ 2,242	$ 160,168	$ 164,554

¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Income Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2007, the value of loaned securities was $91,105,000; aggregate collateral consisted of $87,763,000 in money market pooled accounts and U.S. government securities valued at $7,077,000.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $745,388,000. Net unrealized gain aggregated $64,386,000 at period-end, of which $75,692,000 related to appreciated investments and $11,306,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may invest in certain T. Rowe Price Institutional funds (underlying Institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying Institutional funds are open-end management investment companies managed by Price Associates and T. Rowe Price International, Inc. (collectively, the Institutional managers), and are affiliates of the fund (reflected on the Affiliated Companies table). Each underlying Institutional fund pays an annual all-inclusive management and administrative fee to the Institutional managers. To ensure that Personal Strategy Income Fund does not incur duplicate fees for its assets invested in the underlying Institutional funds, each Institutional manager has agreed to reduce its management fee charged to the fund. Management and administrative fee rates related to shares of the underlying institutional funds for the year ended May 31, 2007 are as follows:

Institutional High Yield Fund	Institutional International Bond Fund
0.50%	0.55%

For the period ended August 31, 2007, total realized loss on all affiliated companies was $1,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 22, 2007